UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Spartan®

Intermediate Municipal Income
Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	20.9	21.6
California	11.7	9.4
Illinois	10.1	10.0
Washington	9.1	9.0
New York	5.7	5.7
Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.2	38.8
Electric Utilities	16.1	17.8
Transportation	11.1	10.6
Health Care	9.2	10.5
Escrowed/Pre-Refunded	7.5	5.7
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	8.4	8.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	5.5	5.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 67.5%	AAA 63.5%
AA,A 23.7%	AA,A 25.9%
BBB 9.1%	BBB 9.5%
Not Rated 0.0%	Not Rated 0.8%
Short-Term Investments and Net Other Assets* (0.3)%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Asets are not included in the pie chart.

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.625% 7/1/13	$ 4,200	$ 4,616
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07 (FSA Insured)	2,415	2,582
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (f)	1,700	1,802
5.25% 10/1/08 (MBIA Insured) (f)	3,055	3,242
5.75% 10/1/09 (MBIA Insured) (f)	3,865	4,194
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (g)	2,400	2,606
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (g)	1,565	1,699
		20,741
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (f)	2,935	3,169
Arizona - 0.1%
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20	1,000	1,048
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,167
		2,215
California - 11.7%
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 0% 10/1/34 (MBIA Insured)	9,095	1,572
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,522
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,353
5.25% 12/1/18 (FGIC Insured)	5,000	5,304
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	3,500	3,757
5.75% 5/1/17	1,800	1,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/07 (MBIA Insured)	$ 3,400	$ 3,659
5.25% 5/1/09 (MBIA Insured)	13,400	14,651
5.25% 5/1/10 (MBIA Insured)	1,100	1,207
5.5% 5/1/15 (AMBAC Insured)	2,600	2,837
6% 5/1/15	5,700	6,343
California Econ. Recovery:
Series 2004 A:
5% 7/1/16	4,100	4,260
5.25% 7/1/12	3,000	3,289
Series A:
5.25% 7/1/13 (MBIA Insured)	2,000	2,204
5.25% 7/1/14 (FGIC Insured)	1,300	1,429
Series B, 5%, tender 7/1/07 (c)	8,000	8,567
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,934
5% 2/1/25	4,000	3,909
5.25% 2/1/10 (FSA Insured)	7,100	7,783
5.25% 2/1/11	4,000	4,327
5.25% 2/1/15	5,000	5,339
5.25% 2/1/16	8,500	9,012
5.5% 3/1/11	8,500	9,326
5.5% 4/1/13 (AMBAC Insured)	1,000	1,110
5.5% 4/1/30	1,500	1,534
5.75% 10/1/10	2,200	2,458
5.75% 10/1/10 (MBIA Insured)	3,000	3,395
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15	19,346	8,182
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (c)(f)	8,000	8,028
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (c)(f)	3,000	2,936
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,000	5,340
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,879
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured) (b)	2,290	2,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District 6% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	$ 2,000	$ 2,315
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,848
0% 1/15/27 (a)	1,000	743
5% 1/15/16 (MBIA Insured)	1,000	1,040
5.75% 1/15/40	1,600	1,567
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	1,797
Series 2003 B:
5% 6/1/08	1,300	1,357
5.75% 6/1/22	3,600	3,656
5.75% 6/1/23	1,300	1,316
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC Insured) (f)	2,450	2,631
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	6,800	7,347
5.375% 7/1/18 (MBIA Insured)	2,100	2,254
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,242
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	3,455	4,232
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,271
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A, 6.15% 9/2/12 (Pre-Refunded to 9/2/04 @ 101) (g)	1,175	1,196
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	2,000	2,159
San Diego County Ctfs. of Prtn.:
5% 10/1/06	1,135	1,201
5% 10/1/08	1,470	1,578
5.25% 10/1/10	1,620	1,759
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series Issue 28A 5% 5/1/13 (MBIA Insured) (f)	1,340	1,393
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A: - continued
5.25% 1/15/30 (MBIA Insured)	$ 1,400	$ 1,401
Santa Maria Redev. Agcy. Lease Rev. 4% 6/1/07 (AMBAC Insured)	1,755	1,836
		203,615
Colorado - 1.8%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	3,595
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,801
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (g)	6,650	5,399
Colorado Health Facilities Auth. Rev. Series 2001, 6.625% 11/15/26	2,550	2,755
Denver City & County Arpt. Rev.:
Series A:
0% 11/15/04 (f)	2,070	2,057
0% 11/15/05 (MBIA Insured) (f)	2,250	2,182
Series D:
0% 11/15/05 (MBIA Insured) (f)	2,055	1,993
0% 11/15/06 (f)	4,500	4,145
Douglas and Elbert Counties School District #RE1 5.75% 12/15/20 (FGIC Insured)	1,000	1,106
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,399
Larimer County School District #R1, Poudre 5.75% 12/15/17 (MBIA Insured)	1,365	1,537
		30,969
Connecticut - 0.2%
Connecticut Gen. Oblig. Series D, 5.375% 11/15/18	4,000	4,274
District Of Columbia - 2.2%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,121
District of Columbia Gen. Oblig.:
Series 1998 A:
5.25% 6/1/10 (MBIA Insured)	3,000	3,227
5.25% 6/1/11 (MBIA Insured)	3,905	4,176
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	$ 5,260	$ 5,662
Series C, 5.75% 12/1/05 (AMBAC Insured)	1,895	1,937
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,422
(Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 8/15/31 (Pre-Refunded to 2/16/07 @ 100) (c)(g)	11,000	12,235
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (f)	3,475	3,710
5.25% 10/1/10 (MBIA Insured) (f)	2,780	2,952
		37,442
Florida - 4.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (g)	1,025	1,108
Brevard County Util. Rev.:
5% 3/1/07 (FGIC Insured)	2,500	2,656
5.25% 3/1/08 (FGIC Insured)	2,000	2,161
Broward County School District Series A, 5% 2/15/06	5,000	5,232
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,245	1,404
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
3.35%, tender 9/1/05 (c)	14,200	14,375
5.25% 11/15/11	3,735	3,907
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	18,186
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/06 (MBIA Insured)	2,640	2,813
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,616
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/07 (AMBAC Insured)	1,245	1,325
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,400	1,490
Miami-Dade County School District Series 1995:
5% 8/1/05 (MBIA Insured) (b)	2,210	2,263
5.2% 8/1/07 (MBIA Insured) (b)	1,075	1,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	$ 2,365	$ 1,589
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,500	3,775
Palm Beach County Solid Waste Auth. Rev. Series B, 0% 10/1/14 (AMBAC Insured)	5,000	3,158
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (f)	2,000	2,162
		70,375
Georgia - 1.5%
Athens-Clarke County Unified Govt. Wtr. & Swr. Rev. 4% 1/1/05	850	861
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (f)	1,620	1,753
Series A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,265
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,500	1,636
Columbus Wtr. & Swr. Rev. 5.25% 5/1/07 (FSA Insured)	1,425	1,528
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (AMBAC Insured)	1,440	1,587
Forsyth County School District 5.75% 2/1/18	1,000	1,102
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,057
5% 1/1/10 (FSA Insured)	3,370	3,616
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,399
Georgia Muni. Elec. Auth. Pwr. Rev. 6.6% 1/1/18 (MBIA Insured)	1,585	1,894
Gwinnett County School District 5% 2/1/07	1,200	1,272
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/11 (MBIA Insured)	1,245	1,326
		25,296
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,700	4,461
Series 2001, 5.5% 7/1/06 (FGIC Insured) (f)	1,000	1,056
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	2,880	3,096
Series CY, 5.25% 2/1/10 (FSA Insured)	1,275	1,391
		10,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - 10.1%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	$ 1,150	$ 668
Series A, 0% 12/1/16 (FGIC Insured)	1,000	543
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	2,100	2,271
Series A, 5.25% 1/1/22 (MBIA Insured)	1,000	1,033
Series A2, 6% 1/1/11 (AMBAC Insured)	1,190	1,345
Series C, 4% 1/1/09 (MBIA Insured)	3,500	3,607
5.25% 1/1/11 (FSA Insured)	2,070	2,251
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,333
Series A, 5.5% 1/1/29 (MBIA Insured)	4,000	4,108
Series B:
6% 1/1/09 (MBIA Insured) (f)	2,000	2,148
6.125% 1/1/12 (MBIA Insured) (f)	2,740	2,951
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)	10,000	10,698
Series A:
5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,449
6.25% 1/1/08 (AMBAC Insured) (f)	9,820	10,665
5.5% 1/1/09 (AMBAC Insured) (f)	4,400	4,727
Chicago Park District:
Series A, 5.25% 1/1/21 (FGIC Insured)	1,765	1,839
Series C, 5% 1/1/10 (AMBAC Insured)	1,000	1,074
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,430
Chicago Skyway Toll Bridge Rev. Series 1996, 5.5% 1/1/23 (MBIA Insured)	1,505	1,569
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/17 (AMBAC Insured)	1,000	1,075
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A, 4.25% 6/1/08 (AMBAC Insured)	3,545	3,668
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (FSA Insured)	2,500	1,627
0% 12/1/18 (FSA Insured)	3,900	1,854
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,515
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,112
DuPage County Forest Preserve District Rev. 0% 11/1/09	4,000	3,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5%, tender 5/1/05 (c)(f)	$ 7,000	$ 7,122
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (b)	1,505	1,621
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (f)	2,500	2,627
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2004 B1, 3.45%, tender 7/1/36 (b)(c)	4,300	4,305
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (c)(f)	5,900	5,867
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,060
5.375% 7/1/15 (MBIA Insured)	1,300	1,408
5.5% 8/1/10	1,400	1,550
5.5% 2/1/18 (FGIC Insured)	1,000	1,076
5.5% 8/1/19 (MBIA Insured)	1,250	1,347
Series A, 5% 10/1/09	1,400	1,511
5.25% 6/1/09	1,200	1,308
5.5% 4/1/17 (MBIA Insured)	2,600	2,771
5.6% 4/1/21 (MBIA Insured)	2,800	2,962
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 7% 5/15/22	5,000	5,421
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,666
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	3,288
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,583
6% 6/15/20	1,600	1,772
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/14 (FSA Insured)	3,700	4,066
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/15 (FGIC Insured)	2,580	2,850
5.75% 2/1/16 (FGIC Insured)	2,165	2,379
Kane, Cook & DuPage Counties School District #46 Elgin 6.375% 1/1/18 (FSA Insured)	1,000	1,141
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
0% 12/1/18 (AMBAC Insured)	4,535	2,187
5.5% 12/1/16 (MBIA Insured)	2,500	2,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #50, Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	$ 3,000	$ 3,288
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	3,638
0% 12/1/14 (FSA Insured)	5,180	3,182
0% 12/1/15 (FSA Insured)	3,810	2,201
Series D:
0% 12/1/09 (FSA Insured)	3,480	2,826
0% 12/1/10 (FSA Insured)	3,380	2,596
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,626
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	700	738
Series A:
0% 6/15/11 (Escrowed to Maturity) (g)	7,780	5,946
0% 6/15/17 (FGIC Insured)	3,240	1,689
0% 6/15/31 (MBIA Insured)	4,900	1,055
Series 2002 A, 0% 6/15/14 (FGIC Insured)	3,895	2,445
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (FGIC Insured)	1,000	1,083
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	611
		176,336
Indiana - 2.2%
Indiana Bond Bank Rev. Series B, 5% 2/1/11 (MBIA Insured)	1,595	1,722
Indiana Office Bldg. Commission Facilities Rev. (New Castle Correctional Facility Proj.) Series 2002 A, 5.25% 7/1/09 (FGIC Insured)	2,210	2,406
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/05 (AMBAC Insured)	8,185	8,649
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,419
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,353
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,080
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	5,000	5,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	$ 1,690	$ 1,801
5% 7/15/17 (FGIC Insured)	2,000	2,124
		38,722
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	3,000	2,401
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,800	2,891
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,398
5.25% 12/1/11 (MBIA Insured)	1,805	1,908
(Wtr. Poll. Revolving Fund Prog.):
Series II, 5.5% 11/1/19	1,000	1,081
5.5% 11/1/20	1,000	1,075
Series 2000 2, 5.75% 4/1/15 (AMBAC Insured)	1,715	1,899
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (c)	2,200	2,209
		13,461
Kentucky - 0.3%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (f)	1,645	1,728
Kentucky Property & Bldgs. Commission Revs. (#74 Proj.) 5.375% 2/1/11 (FSA Insured)	1,455	1,602
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,405
		5,735
Louisiana - 0.8%
New Orleans Gen. Oblig. 0% 9/1/05 (AMBAC Insured)	13,500	13,192
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	3,310	3,487
Massachusetts - 3.8%
Massachusetts Bay Trans. Auth.:
Series A:
5.75% 7/1/18	260	286
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Series A:
5.75% 7/1/18 (Pre-Refunded to 7/1/10 @ 100) (g)	$ 2,740	$ 3,091
Series C, 5% 3/1/24	3,605	3,606
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,472
6.375% 8/1/15	2,460	2,722
6.375% 8/1/16	2,570	2,847
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(f)	3,000	3,011
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Series B Issue E, 6% 1/1/12 (AMBAC Insured) (f)	1,940	1,982
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/11	4,000	4,449
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,419
Series 2002 B, 5% 2/1/06	10,000	10,445
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/05	5,100	4,992
0% 8/1/07	5,800	5,271
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/17 (AMBAC Insured) (f)	4,040	4,124
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	5,500	5,914
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	7,470	7,498
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	27
		66,156
Michigan - 3.3%
Clarkston Cmnty. Schools 5.375% 5/1/22	1,000	1,064
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,172
5% 9/30/12 (MBIA Insured)	1,500	1,622
Detroit Gen. Oblig. Series A:
5% 4/1/06 (FSA Insured) (b)	2,100	2,162
5% 4/1/08 (FSA Insured) (b)	6,600	6,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (c)	$ 10,000	$ 10,854
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	190	192
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,524
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,000	1,097
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,240
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (g)	800	917
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,024
5.5% 3/1/17	1,885	1,930
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	7,856
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (g)	1,195	1,290
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,063
Michigan Muni. Bond Auth. Rev. Series G, 6.3% 11/1/05 (AMBAC Insured)	370	383
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A:
5% 1/1/06 (MBIA Insured)	2,000	2,084
5.25% 1/1/09 (MBIA Insured)	1,000	1,085
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (f)	1,500	1,539
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,102
		58,152
Minnesota - 0.9%
Mankato Independent School District #77 Series A, 4% 2/1/07 (FSA Insured)	1,465	1,517
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,304
5.625% 12/1/22	575	573
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,579
Ramsey County Gen. Oblig. Series B, 5% 2/1/06	2,065	2,159
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	$ 5,910	$ 6,019
Waconia Independent School District #110 Series A:
5% 2/1/05 (FSA Insured)	535	546
5% 2/1/07 (FSA Insured)	750	795
		15,492
Mississippi - 0.2%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	4,031
Missouri - 1.0%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B, 5% 2/1/12 (FGIC Insured)	2,900	3,129
Series A, 5% 2/1/08 (FGIC Insured)	1,905	2,036
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (FSA Insured)	1,000	1,079
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1993, 3.9%, tender 9/1/04 (c)	2,500	2,508
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,402
Missouri Highways & Trans. Commission State Road Rev.:
Series 2001 A, 5.625% 2/1/13	2,370	2,611
Series A, 4% 2/1/06	1,750	1,803
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,168
		17,736
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	2,962
Nebraska - 0.2%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/07	1,975	2,037
Nebraska Pub. Pwr. District Rev. Series 2003 A, 5% 1/1/10 (AMBAC Insured)	1,435	1,545
		3,582
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - 1.2%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (f)	$ 1,500	$ 1,546
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,129
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	1,500	1,534
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (f)	5,735	6,057
Clark County School District:
Series 2000 A:
5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,803
5.75% 6/15/20 (Pre-Refunded to 6/15/10 @ 100) (g)	2,800	3,156
Series F, 5.5% 6/15/16 (FSA Insured)	1,400	1,510
5.75% 6/15/10 (Pre-Refunded to 6/15/06 @ 101) (g)	2,100	2,269
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,455
		21,459
New Hampshire - 0.3%
Manchester School Facilities Rev.:
5.5% 6/1/20 (MBIA Insured)	1,000	1,080
5.5% 6/1/28 (MBIA Insured)	1,000	1,043
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) 5.25% 7/1/07 (AMBAC Insured)	1,880	2,016
New Hampshire Higher Edl. & Health Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) 5.7% 10/1/04	925	932
		5,071
New Jersey - 0.9%
New Jersey Health Care Facilities Fing. Auth. Rev. (Atlantic City Med. Ctr. Proj.):
4% 7/1/04	1,350	1,350
5.25% 7/1/05	2,250	2,313
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.625% 1/1/15 (MBIA Insured)	520	558
5.625% 1/1/15 (Pre-Refunded to 1/1/10 @ 100) (g)	1,980	2,207
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/18	2,330	2,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 6/15/19	$ 1,800	$ 1,934
Tobacco Settlement Fing. Corp. 5.75% 6/1/32	5,145	4,438
		15,329
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (f)	1,400	1,538
Farmington Poll. Cont. Rev. (Tucson Gas & Elec. Co. Proj.) Series A, 6.1% 1/1/08 (MBIA Insured)	1,085	1,088
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (f)	2,000	2,100
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (f)	2,075	2,163
		6,889
New York - 5.7%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	4,740	5,256
5.75% 5/1/22 (FSA Insured)	2,240	2,420
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,746
5% 6/1/11	1,075	1,135
Metro. Trans. Auth. Transit Facilities Rev.:
Series B2, 5% 7/1/17 (Escrowed to Maturity) (g)	1,000	1,049
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (g)	305	327
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,490	3,677
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,530
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,728
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,081
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (g)	1,700	1,898
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	850	911
5% 9/1/13 (FGIC Insured)	1,880	1,990
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,122
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,400	2,736
Series 2003 B, 7.5% 2/1/05	195	196
Series A, 5.25% 11/1/14 (MBIA Insured)	600	648
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series C, 5.75% 3/15/27 (FSA Insured)	$ 1,500	$ 1,588
Series E, 6% 8/1/11	1,250	1,351
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,074
Series H, 5.75% 3/15/11 (FGIC Insured)	1,605	1,796
Series J:
5.875% 2/15/19	3,370	3,546
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (g)	630	677
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series C, 7.5% 7/1/10	2,500	2,847
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,400	1,523
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,000	1,028
Series 2003 A, 5% 3/15/09	3,000	3,212
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,131
4.875% 6/15/20	2,200	2,244
5% 6/15/15	775	809
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	1,020	1,099
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	823
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (g)	2,500	2,702
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	1,000	1,035
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	1,000	1,096
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	4,033
Series A1:
5% 6/1/11	12,750	13,168
5.25% 6/1/21 (AMBAC Insured)	2,200	2,278
5.25% 6/1/22 (AMBAC Insured)	3,450	3,547
5.5% 6/1/15	8,000	8,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1, 5.5% 6/1/14	$ 2,700	$ 2,838
Triborough Bridge & Tunnel Auth. Revs. Series Y, 6% 1/1/12 (Escrowed to Maturity) (g)	3,000	3,406
		98,778
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (f)	7,620	8,177
124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,261
		9,438
North Carolina - 2.2%
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,200	1,240
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,263
Series A:
5.5% 1/1/11	1,515	1,624
5.75% 1/1/26	1,000	1,007
Series B:
5.875% 1/1/21 (MBIA Insured)	5,800	6,315
6% 1/1/06	5,250	5,491
6.125% 1/1/09	2,120	2,314
Series C:
5.25% 1/1/10	2,630	2,786
5.5% 1/1/07	500	527
5.5% 1/1/07 (MBIA Insured)	2,340	2,505
Series D:
5.375% 1/1/10	3,300	3,516
6% 1/1/09	4,050	4,347
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,609
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1992, 7.25% 1/1/07	1,300	1,424
		37,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	$ 3,685	$ 4,054
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,220
		5,274
Ohio - 1.4%
Bowling Green Univ. Gen. Receipts 5.75% 6/1/13 (FGIC Insured)	1,125	1,255
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	2,000	2,108
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16	1,060	1,160
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	3,800	4,297
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (c)	5,300	5,300
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	6,000	6,085
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	1,000	1,095
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	1,500	1,558
Univ. of Cincinnati Gen. Receipts Series C, 5% 6/1/22 (FGIC Insured)	1,850	1,875
		24,733
Oklahoma - 0.6%
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	2,000	2,323
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (g)	3,700	4,016
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,226
		10,565
Oregon - 0.7%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/18 (FSA Insured)	1,800	1,874
Jackson County School District #9, Eagle Point 5.625% 6/15/16	2,040	2,248
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20	1,000	1,059
Portland Gen. Oblig. Series 2004 B, 4% 6/1/06	1,300	1,345
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	$ 1,000	$ 1,102
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/14	1,520	1,687
5.75% 8/1/17	1,950	2,149
		11,464
Pennsylvania - 2.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (f)	2,000	2,123
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series B, 5.25% 7/1/06 (MBIA Insured)	3,085	3,261
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,390
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,485
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,183
Laurel Highlands School District 5% 11/1/17 (FGIC Insured)	1,540	1,606
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,467
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	1,300	1,319
6.5% 11/1/16 (f)	1,100	1,154
(Shippingport Proj.) Series A, 5%, tender 6/1/05 (c)(f)	7,800	7,877
Pennsylvania Gen. Oblig. Second Series, 5.5% 5/1/17 (FSA Insured)	1,650	1,794
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,172
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,804
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,076
Philadelphia School District Series 2000 A, 5.75% 2/1/13 (FSA Insured)	2,650	2,940
Quaker Valley School District 5.5% 4/1/23 (FSA Insured)	1,035	1,101
Tredyffrin-Easttown School District 5.5% 2/15/14	1,595	1,722
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,471
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/08 (MBIA Insured)	2,060	2,217
		45,162
Puerto Rico - 0.2%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	2,500	2,590
South Carolina - 0.9%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11 (b)	1,765	1,876
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,447
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (f)	2,000	2,063
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt., Inc. Proj.) 4.1%, tender 11/1/04 (c)(f)	3,000	3,014
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	5,500	6,598
		15,998
South Dakota - 0.5%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16	2,000	2,174
5.625% 12/1/17	2,115	2,292
5.625% 12/1/18	2,350	2,540
Sioux Falls School District #49-5 5.5% 7/1/20	1,000	1,084
		8,090
Tennessee - 1.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,200	1,288
6.25% 1/1/13 (MBIA Insured)	1,700	1,960
7.25% 1/1/10 (MBIA Insured)	8,000	9,419
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,887
5% 9/1/11 (MBIA Insured)	1,835	1,956
5% 9/1/13 (MBIA Insured)	2,010	2,114
5.25% 9/1/15 (MBIA Insured)	1,205	1,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (g)	$ 1,200	$ 1,355
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (g)	1,600	1,816
		23,077
Texas - 20.9%
Arlington Independent School District 0% 2/15/07	1,570	1,456
Austin Cmnty. College District 5% 8/1/18 (AMBAC Insured)	1,000	1,039
Austin Independent School District 5.7% 8/1/11	1,070	1,137
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,033
0% 11/15/12 (AMBAC Insured)	2,000	1,384
Bexar Metro. Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	1,365	1,478
5.375% 5/1/16 (FSA Insured)	1,425	1,536
5.375% 5/1/17 (FSA Insured)	1,490	1,597
Birdville Independent School District:
0% 2/15/12	4,150	2,975
5% 2/15/10	1,200	1,292
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(f)	8,500	8,802
Brazosport Independent School District (School House Proj.) 5.4% 2/15/13	1,290	1,350
Cedar Hill Independent School District:
0% 8/15/05	2,830	2,771
0% 8/15/07	1,465	1,342
Clint Independent School District 5.5% 8/15/18	1,000	1,076
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,068
5.75% 2/15/17	1,500	1,638
Dallas County Gen. Oblig. Series A:
0% 8/15/05	7,125	6,980
0% 8/15/06	3,500	3,314
0% 8/15/07	3,605	3,284
Del Valle Independent School District:
5.5% 2/1/10	1,275	1,404
5.5% 2/1/11	1,350	1,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Denton County Lewisville Independent School District Series 2004:
5% 8/15/17	$ 1,500	$ 1,559
5% 8/15/20	1,000	1,024
El Paso Wtr. & Swr. Rev. 5% 3/1/11 (AMBAC Insured)	3,100	3,347
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,158
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/11 (FSA Insured)	4,060	4,372
Garland Independent School District:
Series A:
4% 2/15/06	500	515
4% 2/15/17	3,505	3,356
5% 2/15/10	1,000	1,077
5.5% 2/15/12	2,180	2,381
Harlandale Independent School District 5.5% 8/15/35	1,400	1,432
Harris County Gen. Oblig.:
(Toll Road Proj.):
Series A, 0% 8/15/18 (Pre-Refunded to 8/15/09 @ 53.836) (g)	7,500	3,384
0% 8/1/05	16,275	15,951
0% 8/1/06	13,000	12,308
0% 10/1/14 (MBIA Insured)	8,530	5,323
Series 2004 B1, 5% 8/15/06 (FGIC Insured)	3,200	3,376
0% 10/1/16 (MBIA Insured)	6,180	3,426
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14	2,500	2,646
5.625% 2/15/15	2,680	2,815
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) 5.5% 3/1/18 (FGIC Insured)	1,140	1,229
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,473
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,017
Houston Gen. Oblig. Series A:
5.25% 3/1/13	250	267
5.25% 3/1/13 (Pre-Refunded to 3/1/09 @ 100) (g)	1,000	1,091
Houston Independent School District:
Series A, 0% 8/15/11	13,740	10,201
0% 8/15/10 (AMBAC Insured)	2,200	1,729
0% 8/15/15	2,000	1,177
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	$ 2,600	$ 2,012
0% 12/1/11 (AMBAC Insured)	8,250	6,046
Humble Independent School District:
0% 2/15/10	2,320	1,862
8% 2/15/05	820	852
Katy Independent School District Series A:
0% 2/15/07	2,550	2,366
5% 2/15/19	1,085	1,119
Keller Independent School District Series A, 0% 8/15/12	1,590	1,112
La Joya Independent School District 5.75% 2/15/17	2,200	2,400
Lamar Consolidated Independent School District 5.25% 2/15/14	3,750	3,959
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,378
5.25% 2/15/13 (FGIC Insured)	1,335	1,394
Leander Independent School District:
7.5% 8/15/05	600	637
7.5% 8/15/07	800	911
Lewisville Independent School District 0% 8/15/08	5,000	4,314
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (g)	615	528
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,504
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,718
5.5% 2/15/14	2,280	2,475
5.5% 2/15/15	2,270	2,465
5.5% 2/15/16	3,450	3,747
5.5% 2/15/18	1,000	1,070
5.5% 2/15/19	2,530	2,695
Mesquite Independent School District:
Series A, 5% 8/15/06	1,000	1,055
5.375% 8/15/11	1,500	1,619
Midlothian Independent School District 0% 2/15/06	1,905	1,837
Midway Independent School District 0% 8/15/19	1,400	644
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/19 (FSA Insured)	4,000	4,326
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,084
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,226
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	$ 2,520	$ 2,812
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,147
5.5% 2/15/13	2,310	2,519
5.5% 2/15/16	1,000	1,077
Pearland Independent School District Series A, 5.875% 2/15/19	1,000	1,097
Pflugerville Independent School District:
5.75% 8/15/14	1,000	1,106
5.75% 8/15/17	500	549
5.75% 8/15/19	2,000	2,185
Plano Independent School District 5.5% 2/15/13 (Pre-Refunded to 2/15/06 @ 100) (g)	1,810	1,909
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	1,210	1,304
Rio Grande City Consolidated Independent School District:
5.875% 8/15/20	2,605	2,868
5.875% 8/15/22	2,925	3,203
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,114
5.375% 2/15/18	1,370	1,457
5.625% 2/15/11	3,865	4,302
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13	1,940	2,126
5.5% 8/1/15	1,510	1,635
0% 2/15/07	7,645	7,092
5.375% 8/1/15	1,000	1,082
5.375% 8/1/17	1,050	1,123
San Antonio Elec. & Gas Systems Rev.:
Series B, 0% 2/1/06 (Escrowed to Maturity) (g)	17,500	16,893
5.25% 2/1/07	2,600	2,769
5.375% 2/1/17	6,000	6,421
5.75% 2/1/11 (Escrowed to Maturity) (g)	1,410	1,589
San Benito Consolidated Independent School District 6% 2/15/25	2,300	2,495
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,232
Spring Branch Independent School District 5.375% 2/1/18	1,400	1,483
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Spring Independent School District:
0% 2/15/07	$ 5,900	$ 5,473
5% 2/15/13	1,515	1,624
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,226
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (f)	6,885	7,405
5.375% 8/1/10 (f)	1,900	2,056
0% 10/1/14	10,000	6,184
4.7% 8/1/05 (f)	1,390	1,433
5% 8/1/09 (f)	5,000	5,169
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,632
Texas Tpk. Auth. Dallas North Tollway Rev.:
5.25% 1/1/23 (FGIC Insured)	7,000	7,122
6.5% 1/1/07 (FGIC Insured)	5,090	5,544
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,700	1,768
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (g)	4,000	4,589
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/07 (MBIA Insured)	2,500	2,664
5.25% 8/1/09 (MBIA Insured)	3,060	3,337
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,211
Waxahachie Independent School District:
0% 8/15/14	1,460	912
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	1,969
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,485
Webb County Gen. Oblig. 5% 2/15/09 (FGIC Insured)	1,230	1,321
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	1,400	1,498
Yselta Independent School District 0% 8/15/11	1,100	817
		364,465
Utah - 1.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
5% 7/1/21 (FSA Insured)	7,750	7,875
6.5% 7/1/10 (AMBAC Insured)	165	191
Series B, 5.75% 7/1/16 (MBIA Insured)	1,000	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	$ 5,000	$ 5,516
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/06 (AMBAC Insured)	3,500	3,304
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,960
		20,943
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,044
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,320
		4,364
Virginia - 0.3%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,982
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (f)	1,380	1,441
5.85% 5/1/08 (f)	1,370	1,432
		5,855
Washington - 9.1%
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)(f)	1,000	1,012
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,392
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,771
5.25% 1/1/11 (FSA Insured)	1,715	1,873
5% 1/1/09 (MBIA Insured)	1,265	1,357
5% 1/1/10 (MBIA Insured)	2,000	2,148
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	5,500	2,487
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	460	507
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,471
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Second Series B, 5.25% 1/1/14 (MBIA Insured) (f)	$ 1,235	$ 1,317
King County Rural Library District 5% 12/1/08 (FSA Insured) (b)	1,155	1,224
King County School District #414, Lake Washington 5.25% 12/1/15	1,000	1,053
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,904
5.5% 1/1/17 (FSA Insured)	2,565	2,779
5.5% 1/1/18 (FSA Insured)	3,010	3,241
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (f)	6,225	6,678
Series B:
5.25% 9/1/07 (FGIC Insured) (f)	3,185	3,404
5.5% 9/1/08 (FGIC Insured) (f)	3,750	4,039
Series D, 5.75% 11/1/06 (FGIC Insured) (f)	3,660	3,919
Seattle Muni. Lt. & Pwr. Rev. 5.5% 3/1/08 (FSA Insured)	5,475	5,945
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000	1,079
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,792
4.5% 12/1/09 (FGIC Insured)	855	899
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,112
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21 (FSA Insured)	3,800	4,071
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	4,701
0% 12/1/12 (FGIC Insured)	6,830	4,718
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,419
Series 2001 C, 5.25% 1/1/16	3,000	3,203
Series A, 3.5% 1/1/06 (MBIA Insured)	7,750	7,910
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,601
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,325
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	$ 9,500	$ 10,066
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A:
5% 7/1/09 (MBIA Insured)	5,000	5,100
5% 7/1/12 (FSA Insured)	3,500	3,710
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	13,733
0% 7/1/10	18,250	14,157
0% 7/1/12 (MBIA Insured)	4,000	2,792
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	8,164
		157,480
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	598
Wisconsin - 1.2%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,445	2,215
Fond Du Lac School District:
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,126
5.75% 4/1/14 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,126
Wisconsin Gen. Oblig.:
Series 2002 F, 5.5% 5/1/15 (FSA Insured)	1,400	1,526
Series D, 5.4% 5/1/20	1,000	1,061
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,868
5.75% 8/15/12	1,760	1,909
6% 8/15/16	1,000	1,069
6.25% 8/15/22	1,600	1,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Trans. Rev. Series A:
5.7% 7/1/13 (Pre-Refunded to 7/1/06 @ 100) (g)	$ 1,685	$ 1,805
5.75% 7/1/15 (Pre-Refunded to 7/1/06 @ 100) (g)	4,600	4,933
		20,334
TOTAL MUNICIPAL BONDS (Cost $1,706,560)		1,745,469
Money Market Funds - 0.3%
Shares
Fidelity Municipal Cash Central Fund, 1.10% (d)(e) (Cost $4,857)	4,857,300	4,857
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,711,417)	1,750,326
NET OTHER ASSETS - (0.6)%	(10,218)
NET ASSETS - 100%	$ 1,740,108
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.2%
Electric Utilities	16.1%
Transportation	11.1%
Health Care	9.2%
Escrowed/Pre-Refunded	7.5%
Water & Sewer	5.1%
Others* (individually less than 5%)	11.8%
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $242,931,000 and $245,685,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,711,417) - See accompanying schedule		$ 1,750,326
Cash		173
Receivable for fund shares sold		1,751
Interest receivable		22,675
Prepaid expenses		4
Total assets		1,774,929

Liabilities
Payable for investments purchased Regular delivery	$ 3,817
Delayed delivery	24,961
Payable for fund shares redeemed	3,605
Distributions payable	1,798
Accrued management fee	463
Other affiliated payables	155
Other payables and accrued expenses	22
Total liabilities		34,821

Net Assets		$ 1,740,108
Net Assets consist of:
Paid in capital		$ 1,698,365
Distributions in excess of net investment income		(205)
Accumulated undistributed net realized gain (loss) on investments		3,039
Net unrealized appreciation (depreciation) on investments		38,909
Net Assets, for 174,832 shares outstanding		$ 1,740,108
Net Asset Value, offering price and redemption price per share ($1,740,108 ÷ 174,832 shares)		$ 9.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 39,174

Expenses
Management fee	$ 2,870
Transfer agent fees	746
Accounting fees and expenses	169
Non-interested trustees' compensation	5
Custodian fees and expenses	16
Registration fees	54
Audit	25
Legal	1
Miscellaneous	8
Total expenses before reductions	3,894
Expense reductions	(2)	3,892
Net investment income (loss)		35,282
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,583
Change in net unrealized appreciation (depreciation) on investment securities		(51,009)
Net gain (loss)		(47,426)
Net increase (decrease) in net assets resulting from operations		$ (12,144)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,282	$ 70,955
Net realized gain (loss)	3,583	27,025
Change in net unrealized appreciation (depreciation)	(51,009)	(6,719)
Net increase (decrease) in net assets resulting from operations	(12,144)	91,261
Distributions to shareholders from net investment income	(35,668)	(70,879)
Distributions to shareholders from net realized gain	(891)	(24,342)
Total distributions	(36,559)	(95,221)
Share transactions Net proceeds from sales of shares	284,963	587,869
Reinvestment of distributions	24,988	65,677
Cost of shares redeemed	(319,453)	(609,262)
Net increase (decrease) in net assets resulting from share transactions	(9,502)	44,284
Redemption fees	26	38
Total increase (decrease) in net assets	(58,179)	40,362

Net Assets
Beginning of period	1,798,287	1,757,925
End of period (including distributions in excess of net investment income of $205 and undistributed net investment income of $928, respectively)	$ 1,740,108	$ 1,798,287
Other Information Shares
Sold	27,952	57,344
Issued in reinvestment of distributions	2,466	6,421
Redeemed	(31,643)	(59,544)
Net increase (decrease)	(1,225)	4,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.23	$ 9.85	$ 9.78	$ 9.41	$ 9.98
Income from Investment Operations
Net investment income (loss)D	.197	.410	.427	.456F	.478	.460
Net realized and unrealized gain (loss)	(.253)	.120	.444	.073F	.368	(.561)
Total from investment operations	(.056)	.530	.871	.529	.846	(.101)
Distributions from net investment income	(.199)	(.410)	(.431)	(.459)	(.476)	(.466)
Distributions from net realized gain	(.005)	(.140)	(.060)	-	-	-
Distributions in excess of net realized gain	-	-	-	-	-	(.003)
Total distributions	(.204)	(.550)	(.491)	(.459)	(.476)	(.469)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	-D,G	-	-
Net asset value, end of period	$ 9.95	$ 10.21	$ 10.23	$ 9.85	$ 9.78	$ 9.41
Total ReturnB,C	(.57)%	5.30%	9.02%	5.48%	9.26%	(1.06)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.43%A	.44%	.45%	.46%	.50%	.48%
Expenses net of voluntary waivers, if any	.43%A	.44%	.45%	.46%	.50%	.48%
Expenses net of all reductions	.43%A	.43%	.42%	.39%	.49%	.48%
Net investment income (loss)	3.90%A	4.00%	4.24%	4.60%F	5.03%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,740	$ 1,798	$ 1,758	$ 1,487	$ 1,216	$ 1,063
Portfolio turnover rate	27%A	31%	31%	32%	19%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Intermediate Municipal Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains futures transactions market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,119
Unrealized depreciation	(11,619)
Net unrealized appreciation (depreciation)	$ 39,500
Cost for federal income tax purposes	$ 1,710,826

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the fund's average net assets plus an income based fee of 5% of the fund's gross income throughout the month. For the period, the total annualized management fee rate was .32% of average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $109 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LIM-USAN-0804
1.787784.101

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.0	9.2
Fannie Mae	3.3	4.0
German Federal Republic	2.4	5.2
Brazilian Federative Republic	2.3	2.5
United Kingdom, Great Britain & Northern Ireland	2.1	2.1
	23.1
Top Five Market Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.0	11.0
Financials	10.5	8.3
Telecommunication Services	7.7	6.6
Energy	5.4	3.9
Materials	5.3	4.6
Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
U.S.Government and U.S.Government Agency Obligations 20.7%	U.S.Government and U.S.Government Agency Obligations 17.6%
AAA,AA,A 11.8%	AAA,AA,A 14.0%
BBB 4.6%	BBB 4.5%
BB 11.0%	BB 10.9%
B 30.7%	B 26.9%
CCC,CC,C 10.7%	CCC,CC,C 9.8%
D 0.2%	D 0.1%
Not Rated 1.9%	Not Rated 2.0%
Equities 1.2%	Equities 1.3%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 12.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2004*	As of December 31, 2003**
Corporate Bonds 48.7%	Corporate Bonds 44.3%
U.S. Government and Government Agency Obligations 20.7%	U.S. Government and Government Agency Obligations 17.6%
Foreign Government & Government Agency Obligations 20.6%	Foreign Government & Government Agency Obligations 21.8%
Stocks 1.2%	Stocks 1.3%
Other Investments 1.6%	Other Investments 2.1%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 12.9%

* Foreign investments	32.2%	** Foreign investments	33.3%
* Swaps	0.0%	** Swaps	0.8%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 48.7%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 6,275	$ 2,769
Nonconvertible Bonds - 48.6%
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.6%
Dana Corp.:
9% 8/15/11		5,990	7,008
10.125% 3/15/10		1,835	2,078
EaglePicher, Inc. 9.75% 9/1/13		2,330	2,505
Stoneridge, Inc. 11.5% 5/1/12		635	740
Tenneco Automotive, Inc. 11.625% 10/15/09		380	409
United Components, Inc. 9.375% 6/15/13		610	621
			13,361
Automobiles - 0.1%
General Motors Corp. euro 1.25% 12/20/04	JPY	50,000	461
Renault SA 0.3255% 4/23/07 (h)	JPY	200,000	1,838
			2,299
Hotels, Restaurants & Leisure - 2.3%
Domino's, Inc. 8.25% 7/1/11		1,150	1,219
Florida Panthers Holdings, Inc. 9.875% 4/15/09		3,510	3,686
Gaylord Entertainment Co. 8% 11/15/13		2,055	2,086
Hilton Hotels Corp.:
7.625% 12/1/12		1,420	1,534
8.25% 2/15/11		3,235	3,607
ITT Corp. 7.375% 11/15/15		2,850	2,857
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,807
6.5% 7/31/09		2,865	2,922
MGM MIRAGE 8.5% 9/15/10		275	297
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,845	1,716
Penn National Gaming, Inc. 8.875% 3/15/10		3,450	3,743
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		3,010	2,972
Speedway Motorsports, Inc. 6.75% 6/1/13		1,050	1,061
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,925	2,021
7.875% 5/1/12		1,480	1,584
Station Casinos, Inc.:
6% 4/1/12		2,740	2,644
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.5% 2/1/14		$ 2,620	$ 2,509
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(f)		8,420	3,789
Vail Resorts, Inc. 6.75% 2/15/14		3,270	3,086
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		430	497
VICORP Restaurants, Inc. 10.5% 4/15/11 (f)		2,390	2,426
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		915	970
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,378
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		3,056	3,667
			54,078
Household Durables - 0.5%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,510	1,601
D.R. Horton, Inc.:
7.875% 8/15/11		1,175	1,284
8% 2/1/09		1,925	2,110
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13		2,000	1,990
KB Home 8.625% 12/15/08		300	321
Standard Pacific Corp.:
7.75% 3/15/13		1,000	1,008
9.25% 4/15/12		305	331
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,395	1,576
William Lyon Homes, Inc. 7.5% 2/15/14 (f)		1,760	1,659
			11,880
Internet & Catalog Retail - 0.1%
J. Crew Operating Corp. 10.375% 10/15/07		1,225	1,250
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09		2,245	2,627
Media - 5.8%
AMC Entertainment, Inc.:
9.5% 2/1/11		10	10
9.875% 2/1/12		2,000	2,100
Cablevision Systems Corp. 8% 4/15/12 (f)		15,055	14,867
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		$ 3,000	$ 2,895
Cinemark USA, Inc. 9% 2/1/13		640	698
Cinemark, Inc. 0% 3/15/14 (d)(f)		6,865	4,479
Corus Entertainment, Inc. 8.75% 3/1/12		1,875	2,004
CSC Holdings, Inc.:
6.75% 4/15/12 (f)		5,610	5,372
7.625% 4/1/11		3,575	3,629
7.625% 7/15/18		5,085	4,754
7.875% 2/15/18		980	931
Dex Media, Inc.:
0% 11/15/13 (d)(f)		3,100	1,984
8% 11/15/13 (f)		7,040	6,670
EchoStar DBS Corp.:
6.375% 10/1/11		5,255	5,163
9.125% 1/15/09		948	1,040
10.375% 10/1/07		25	27
Entravision Communications Corp. 8.125% 3/15/09		3,380	3,481
Granite Broadcasting Corp. 9.75% 12/1/10 (f)		2,510	2,322
Haights Cross Communications, Inc. 0% 8/15/11 (d)		2,480	1,364
Haights Cross Operating Co. 11.75% 8/15/11		2,700	2,916
Houghton Mifflin Co.:
0% 10/15/13 (d)		15,320	7,966
8.25% 2/1/11		2,845	2,859
9.875% 2/1/13		5,575	5,589
IMAX Corp. 9.625% 12/1/10 (f)		2,870	2,691
Innova S. de R.L. 9.375% 9/19/13		9,825	10,316
Lamar Media Corp. 7.25% 1/1/13		390	402
LBI Media, Inc. 10.125% 7/15/12		890	992
PanAmSat Corp.:
6.375% 1/15/08		920	929
8.5% 2/1/12		6,145	6,944
Pearson PLC euro 4.625% 7/8/04	EUR	500	610
PEI Holdings, Inc. 11% 3/15/10		2,331	2,704
Radio One, Inc. 8.875% 7/1/11		5,050	5,505
Rogers Cable, Inc. 7.875% 5/1/12		670	693
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,045
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Susquehanna Media Co. 7.375% 4/15/13		$ 1,090	$ 1,112
Telewest PLC 11% 10/1/07 (c)		11,360	6,759
The Reader's Digest Association, Inc. 6.5% 3/1/11		5,510	5,414
The Walt Disney Co. 0.7171% 10/19/04 (h)	JPY	200,000	1,838
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		3,795	3,871
yankee 10.5% 2/15/07		295	301
Videotron LTEE 6.875% 1/15/14		780	749
			136,995
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08		1,600	1,664
Specialty Retail - 0.3%
AutoNation, Inc. 9% 8/1/08		2,640	2,977
CSK Automotive, Inc. 7% 1/15/14		620	592
Hollywood Entertainment Corp. 9.625% 3/15/11		1,390	1,599
J. Crew Intermediate LLC 0% 5/15/08 (d)		1,950	1,677
			6,845
TOTAL CONSUMER DISCRETIONARY			230,999
CONSUMER STAPLES - 1.1%
Food Products - 0.4%
Central Garden & Pet Co. 9.125% 2/1/13		320	347
Dean Foods Co.:
6.625% 5/15/09		40	41
6.9% 10/15/17		1,050	1,008
Doane Pet Care Co.:
9.75% 5/15/07		2,365	2,211
10.75% 3/1/10		1,050	1,118
Hines Nurseries, Inc. 10.25% 10/1/11		520	562
Michael Foods, Inc. 8% 11/15/13		610	630
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,365	1,242
Pierre Foods, Inc. 9.875% 7/15/12 (f)		1,010	1,024
			8,183
Household Products - 0.2%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		7,220	5,559
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.5%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 700	$ 707
Revlon Consumer Products Corp. 12% 12/1/05		9,960	11,105
			11,812
Tobacco - 0.0%
Gallaher Group PLC 4.625% 6/10/11	EUR	500	606
TOTAL CONSUMER STAPLES			26,160
ENERGY - 5.4%
Energy Equipment & Services - 0.5%
CHC Helicopter Corp. 7.375% 5/1/14 (f)		1,270	1,238
Grant Prideco, Inc.:
9% 12/15/09		170	185
9.625% 12/1/07		230	253
Hanover Compressor Co. 8.625% 12/15/10		720	747
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		4,440	4,715
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,197
SESI LLC 8.875% 5/15/11		30	32
			12,367
Oil & Gas - 4.9%
Chesapeake Energy Corp.:
6.875% 1/15/16		2,509	2,434
7.75% 1/15/15		1,860	1,934
El Paso Corp.:
7% 5/15/11		3,145	2,752
7.875% 6/15/12		2,915	2,620
El Paso Energy Corp.:
6.95% 12/15/07		1,080	1,040
7.375% 12/15/12		370	321
7.75% 1/15/32		6,000	4,815
7.8% 8/1/31		2,270	1,822
8.05% 10/15/30		170	139
El Paso Production Holding Co. 7.75% 6/1/13		5,000	4,625
Encore Acquisition Co. 8.375% 6/15/12		3,295	3,493
Energy Partners Ltd. 8.75% 8/1/10		2,930	3,062
EXCO Resources, Inc. 7.25% 1/15/11		880	891
Forest Oil Corp. 8% 12/15/11		190	202
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
General Maritime Corp. 10% 3/15/13		$ 4,420	$ 4,895
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12		1,485	1,723
Houston Exploration Co. 7% 6/15/13		680	682
InterNorth, Inc. 9.625% 3/15/06		1,490	389
OAO Gazprom 9.625% 3/1/13		7,220	7,419
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)		4,177	3,905
9% 1/30/07 (f)		445	455
9% 5/1/09 (Reg. S)		2,600	2,548
Petroleos Mexicanos 9.25% 3/30/18		5,980	6,713
Plains Exploration & Production Co. 7.125% 6/15/14 (f)		1,320	1,343
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12		2,640	2,838
8.75% 7/1/12		1,500	1,613
Range Resources Corp. 7.375% 7/15/13		1,120	1,114
Teekay Shipping Corp. 8.875% 7/15/11		5,465	6,012
The Coastal Corp.:
6.375% 2/1/09		650	571
6.5% 5/15/06		880	866
6.5% 6/1/08		2,415	2,174
7.5% 8/15/06		4,325	4,282
7.75% 6/15/10		3,355	3,028
7.75% 10/15/35		240	188
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,165
Williams Companies, Inc.:
7.125% 9/1/11		2,270	2,304
7.625% 7/15/19		11,455	10,997
7.75% 6/15/31		2,375	2,173
7.875% 9/1/21		5,350	5,190
8.125% 3/15/12		795	847
8.625% 6/1/10		2,410	2,642
8.75% 3/15/32		4,830	4,830
YPF SA yankee 9.125% 2/24/09		1,391	1,509
			114,565
TOTAL ENERGY			126,932
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 10.0%
Capital Markets - 0.6%
Banco BPI SA 0.0975% 2/12/07 (h)	JPY	200,000	$ 1,835
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)		$ 9,090	9,431
Lehman Brothers Treasury BV 0.3963% 10/22/04 (h)	JPY	200,000	1,839
Merrill Lynch & Co., Inc. 0.3675% 5/28/08 (h)	JPY	200,000	1,840
			14,945
Commercial Banks - 0.7%
ABN-AMRO Bank NV 2.141% 1/23/08 (h)	EUR	1,500	1,828
ASB Bank Ltd. 0.0463% 7/27/05 (h)	JPY	300,000	2,754
Banco Santander Central Hispano SA 0% 2/23/06 (h)	EUR	1,500	1,828
Banque Federative du Credit Mutuel (BFCM) 2.159% 7/24/06 (h)	EUR	1,500	1,827
Japan Development Bank 1.7% 9/20/22	JPY	350,000	2,875
NIB Capital Bank NV 0.0975% 2/17/09 (h)	JPY	350,000	3,212
Westpac Banking Corp. 2.1857% 1/27/06 (h)	CAD	1,500	1,125
			15,449
Consumer Finance - 0.3%
Ford Credit Australia Ltd. 0% 1/5/07 (h)	EUR	2,000	2,471
General Motors Acceptance Corp. 0% 7/5/05 (h)	EUR	2,000	2,471
Metris Companies, Inc. 10.125% 7/15/06		470	463
SLM Corp. 1.01% 6/15/09	JPY	200,000	1,818
			7,223
Diversified Financial Services - 7.6%
Ahold Finance USA, Inc.:
6.25% 5/1/09		1,420	1,388
8.25% 7/15/10		6,330	6,647
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		7,025	4,918
7.379% 5/23/16		1,504	1,053
7.8% 4/1/08		1,155	1,051
Arch Western Finance LLC 6.75% 7/1/13 (f)		4,460	4,460
BAT International Finance PLC 0% 4/3/06 (h)	EUR	2,000	2,459
Caixa Finance BV 2.141% 11/21/06 (h)	EUR	2,000	2,436
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	4,000	3,014
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (f)		5,980	5,711
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (f)		$ 15,694	$ 15,851
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)		2,800	1,792
10% 4/1/09		1,590	1,320
10.25% 1/15/10		3,300	2,723
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		470	583
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		192	159
6.748% 9/15/18		163	130
6.795% 2/2/20		199	159
6.8% 7/2/07		102	84
6.9% 7/2/18		1,096	855
8.312% 10/2/12		1,531	1,133
8.321% 11/1/06		630	567
8.388% 5/1/22		83	63
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		160	98
7.57% 11/18/10		1,190	1,104
7.711% 9/18/11		2,565	1,616
7.779% 11/18/05		1,005	623
7.92% 5/18/12		4,885	3,198
10.06% 1/2/16		160	80
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	450	825
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		729	784
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		2,910	3,005
FIMEP SA 10.5% 2/15/13		5,965	6,793
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,915	2,121
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (f)		820	853
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(h)		1,610	1,670
11% 7/15/10 (f)		1,280	1,421
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Hurricane Finance BV:
9.625% 2/12/10 (f)		$ 1,595	$ 1,663
9.625% 2/12/10 (Reg. S)		425	443
IOS Capital LLC 7.25% 6/30/08		99	102
Ispat Inland ULC 9.75% 4/1/14 (f)		2,125	2,189
Japan Finance Corp. for Municipal Enterprises 1.35% 11/26/13	JPY	275,000	2,435
Jostens Holding Corp. 0% 12/1/13 (d)		3,060	2,081
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (f)		450	455
Level 3 Financing, Inc. 10.75% 10/15/11 (f)		10,780	9,486
MDP Acquisitions PLC 9.625% 10/1/12		1,000	1,115
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		935	837
Mobile Telesystems Finance SA:
9.75% 1/30/08 (f)		7,005	7,250
9.75% 1/30/08 (Reg. S)		175	181
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (f)		1,700	1,700
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		3,665	3,830
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		111	97
7.248% 7/2/14		229	162
7.575% 3/1/19		69	69
7.691% 4/1/17		571	434
7.95% 9/1/16		1,396	1,075
8.07% 1/2/15		2,108	1,370
8.304% 9/1/10		241	189
PDVSA Finance Ltd. 9.75% 2/15/10		5,476	6,010
Pemex Project Funding Master Trust:
2.82% 6/15/10 (f)(h)		3,265	3,280
2.94% 10/15/09 (f)(h)		3,420	3,552
6.625% 4/4/10	EUR	500	641
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	344	440
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		5,510	6,082
Punch Taverns Finance PLC:
5.52% 10/15/26 (h)	GBP	150	275
euro 7.567% 4/15/26	GBP	500	1,037
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		$ 340	$ 374
10.875% 12/15/12 (f)		530	616
RWE Finance BV 6.5% 4/20/21	GBP	300	577
Sealed Air Finance euro 5.625% 7/19/06	EUR	750	946
Ship Finance International Ltd. 8.5% 12/15/13 (f)		7,525	7,262
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,036	3,423
11% 2/15/13		1,909	2,248
Tyumen Oil Co. 11% 11/6/07		2,360	2,596
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		7,400	8,566
Volkswagen International Finance NV 0.1475% 2/9/06 (h)	JPY	300,000	2,752
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)		830	863
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (f)		3,575	3,539
Xerox Capital Trust I 8% 2/1/27		2,800	2,562
			177,551
Real Estate - 0.8%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (f)		3,370	3,437
BF Saul REIT 7.5% 3/1/14		2,960	2,901
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,745	3,895
La Quinta Properties, Inc. 8.875% 3/15/11		2,660	2,860
Senior Housing Properties Trust:
7.875% 4/15/15		2,420	2,474
8.625% 1/15/12		3,610	3,917
			19,484
Thrifts & Mortgage Finance - 0.0%
Granite Mortgages PLC 2.423% 1/20/43 (h)	EUR	600	734
TOTAL FINANCIALS			235,386
HEALTH CARE - 1.4%
Biotechnology - 0.1%
Polypore, Inc. 8.75% 5/15/12 (f)		1,790	1,866
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Apogent Technologies, Inc. 6.5% 5/15/13		$ 1,030	$ 1,048
Fisher Scientific International, Inc. 8.125% 5/1/12		1,785	1,905
			2,953
Health Care Providers & Services - 1.1%
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,258
AmerisourceBergen Corp.:
7.25% 11/15/12		1,490	1,520
8.125% 9/1/08		435	468
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)		1,350	1,333
Concentra Operating Corp. 9.125% 6/1/12 (f)		705	737
Fountain View, Inc. 9.25% 8/19/08 (e)		820	820
Genesis HealthCare Corp. 8% 10/15/13 (f)		500	514
Mariner Health Care, Inc. 8.25% 12/15/13 (f)		1,280	1,293
National Nephrology Associates, Inc. 9% 11/1/11 (f)		700	802
PacifiCare Health Systems, Inc. 10.75% 6/1/09		1,037	1,182
Psychiatric Solutions, Inc. 10.625% 6/15/13		550	627
Service Corp. International (SCI) 6.75% 4/1/16 (f)		4,200	3,885
Tenet Healthcare Corp. 9.875% 7/1/14 (f)		4,940	4,915
Triad Hospitals, Inc. 7% 11/15/13		2,950	2,825
			25,179
Pharmaceuticals - 0.1%
Leiner Health Products, Inc. 11% 6/1/12 (f)		750	773
VWR International, Inc.:
6.875% 4/15/12 (f)		920	920
8% 4/15/14 (f)		920	944
			2,637
TOTAL HEALTH CARE			32,635
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11		1,825	1,962
BE Aerospace, Inc.:
8.5% 10/1/10		280	295
8.875% 5/1/11		1,805	1,683
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Transdigm, Inc. 8.375% 7/15/11		$ 900	$ 923
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)		1,735	1,648
			6,511
Airlines - 0.4%
AMR Corp. 9% 8/1/12		960	754
Continental Airlines, Inc. 8% 12/15/05		3,635	3,235
Delta Air Lines, Inc.:
7.9% 12/15/09		245	123
8.3% 12/15/29		2,725	1,117
Northwest Airlines Corp. 10% 2/1/09		2,020	1,515
Northwest Airlines, Inc.:
7.875% 3/15/08		420	294
8.875% 6/1/06		1,400	1,176
9.875% 3/15/07		175	137
NWA Trust 10.23% 6/21/14		333	293
			8,644
Building Products - 0.2%
Erico International Corp. 8.875% 3/1/12 (f)		370	372
Jacuzzi Brands, Inc. 9.625% 7/1/10		3,730	3,991
			4,363
Commercial Services & Supplies - 0.7%
Allied Waste North America, Inc.:
6.375% 4/15/11 (f)		1,570	1,539
6.5% 11/15/10 (f)		2,670	2,637
7.625% 1/1/06		2,110	2,210
8.875% 4/1/08		1,270	1,384
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		220	188
9.25% 5/1/21		250	271
JohnsonDiversey, Inc. 9.625% 5/15/12		680	741
Mail-Well I Corp. 7.875% 12/1/13 (f)		360	325
Worldspan LP 9.625% 6/15/11		6,785	6,989
			16,284
Construction & Engineering - 0.1%
Fluor Corp. 6.95% 3/1/07		1,750	1,794
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13		790	675
			2,469
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.1%
Cummins, Inc.:
7.125% 3/1/28		$ 2,195	$ 2,085
9.5% 12/1/10 (h)		290	329
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		130	138
Navistar International Corp. 7.5% 6/15/11		860	882
			3,434
Marine - 0.2%
OMI Corp. 7.625% 12/1/13		3,425	3,357
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/04 (c)		670	677
10.25% 11/15/06 (c)		1,570	1,586
			5,620
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09		2,145	2,145
9.5% 10/1/08		60	65
TFM SA de CV yankee:
10.25% 6/15/07		2,181	2,181
11.75% 6/15/09		12,313	12,067
			16,458
TOTAL INDUSTRIALS			63,783
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.3%
Lucent Technologies, Inc.:
6.45% 3/15/29		11,005	8,419
6.5% 1/15/28		270	208
			8,627
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11		4,140	4,202
IT Services - 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16		2,420	2,190
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.: - continued
8.25% 7/1/11		$ 620	$ 640
8.625% 4/1/13		1,080	1,145
			3,975
Office Electronics - 0.7%
Xerox Corp.:
7.125% 6/15/10		2,970	3,044
7.625% 6/15/13		13,260	13,592
			16,636
Semiconductors & Semiconductor Equipment - 0.6%
AMI Semiconductor, Inc. 10.75% 2/1/13		889	1,033
Amkor Technology, Inc.:
7.125% 3/15/11 (f)		3,390	3,161
7.75% 5/15/13		2,565	2,418
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		940	1,100
Semiconductor Note Partners Trust 0% 8/4/11 (f)		740	1,058
Viasystems, Inc. 10.5% 1/15/11 (f)		4,320	4,558
			13,328
TOTAL INFORMATION TECHNOLOGY			46,768
MATERIALS - 5.3%
Chemicals - 2.0%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)		1,405	1,440
BOC Group PLC 2.171% 7/19/05 (h)	EUR	1,500	1,826
Compass Minerals Group, Inc. 10% 8/15/11		1,260	1,399
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		1,330	1,476
Georgia Gulf Corp. 7.125% 12/15/13 (f)		920	948
Huntsman ICI Chemicals LLC 10.125% 7/1/09		4,115	4,177
Huntsman ICI Holdings LLC 0% 12/31/09		14,815	7,185
Huntsman International LLC 9.875% 3/1/09		675	722
Huntsman LLC:
8.8% 7/15/11 (f)(h)		830	838
11.5% 7/15/12 (f)		1,660	1,677
11.625% 10/15/10		3,300	3,638
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.:
9.5% 12/15/08		$ 1,655	$ 1,725
9.625% 5/1/07		380	395
9.875% 5/1/07		240	251
11.125% 7/15/12		2,780	3,051
Millennium America, Inc.:
9.25% 6/15/08		2,310	2,449
9.25% 6/15/08 (f)		1,350	1,431
Phibro Animal Health Corp. 13% 12/1/07 unit (f)		1,850	2,017
Pliant Corp. 0% 6/15/09 (d)		4,385	3,683
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		755	778
Solutia, Inc.:
6.72% 10/15/37 (c)		235	134
7.375% 10/15/27 (c)		7,380	4,207
			45,447
Containers & Packaging - 1.0%
BWAY Corp. 10% 10/15/10		2,380	2,523
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,000	2,490
8% 4/15/23		2,460	2,153
Crown European Holdings SA:
9.5% 3/1/11		3,150	3,441
10.875% 3/1/13		1,005	1,151
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		2,000	1,965
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11		910	942
8.25% 5/15/13		3,550	3,657
8.875% 2/15/09		4,595	4,940
			23,262
Metals & Mining - 1.5%
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,460	1,153
0% 6/1/13 (d)		3,710	2,857
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		10,105	9,095
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		2,095	1,927
10.125% 2/1/10		3,595	3,990
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
International Steel Group, Inc. 6.5% 4/15/14 (f)		$ 6,710	$ 6,274
Luscar Coal Ltd. 9.75% 10/15/11		1,400	1,561
Massey Energy Co. 6.625% 11/15/10		1,655	1,647
Oregon Steel Mills, Inc. 10% 7/15/09		1,750	1,846
Peabody Energy Corp. 6.875% 3/15/13		1,910	1,934
Steel Dynamics, Inc.:
9.5% 3/15/09		65	72
9.5% 3/15/09		3,030	3,348
			35,704
Paper & Forest Products - 0.8%
Georgia-Pacific Corp.:
7.375% 12/1/25		2,250	2,101
8% 1/15/24 (f)		4,590	4,601
9.375% 2/1/13		3,715	4,244
Millar Western Forest Products Ltd. 7.75% 11/15/13		570	573
Norske Skog Canada Ltd. 8.625% 6/15/11		3,020	3,201
Solo Cup Co. 8.5% 2/15/14 (f)		1,180	1,097
Stone Container Corp.:
8.375% 7/1/12		1,760	1,839
9.75% 2/1/11		1,790	1,969
			19,625
TOTAL MATERIALS			124,038
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 4.7%
Alestra SA de RL de CV 8% 6/30/10		1,195	950
Empresa Brasil de Telecomm SA 11% 12/15/08 (f)		6,055	6,539
Eschelon Operating Co. 8.375% 3/15/10		2,015	1,652
MCI, Inc.:
6.688% 5/1/09		138	128
7.735% 5/1/14		1,635	1,465
Mobifon Holdings BV 12.5% 7/31/10		5,000	5,700
NTL Cable PLC 8.75% 4/15/14 (f)		8,110	8,333
Primus Telecommunications Group, Inc. 8% 1/15/14		4,165	3,582
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)		3,410	3,171
7.5% 2/15/14 (f)		10,070	9,164
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 9.125% 3/15/12 (f)		$ 10,855	$ 11,723
Qwest Services Corp. 14% 12/15/14 (f)		9,695	11,586
Telecom Italia Spa 0% 10/29/07 (h)	EUR	2,000	2,437
Telefonica de Argentina SA 9.125% 11/7/10		2,670	2,563
Telenet Group Holding NV 0% 6/15/14 (d)(f)		14,010	8,896
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)		2,125	914
9.25% 4/15/09 (c)		3,625	1,668
9.875% 2/1/10 (c)		3,025	1,694
11.25% 11/1/08 (c)		1,080	635
Triton PCS, Inc.:
8.75% 11/15/11		6,055	4,995
9.375% 2/1/11		1,525	1,304
U.S. West Communications:
6.875% 9/15/33		11,820	9,929
7.125% 11/15/43		325	271
7.2% 11/10/26		3,595	3,092
7.25% 9/15/25		1,560	1,342
7.25% 10/15/35		1,780	1,495
7.5% 6/15/23		2,840	2,499
8.875% 6/1/31		3,020	2,945
			110,672
Wireless Telecommunication Services - 2.8%
American Cellular Corp. 10% 8/1/11		305	265
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		5,450	5,614
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)		2,760	2,560
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		2,460	2,435
7.5% 12/1/13		2,260	2,237
9.375% 8/1/11		2,940	3,234
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		1,605	1,778
Globe Telecom, Inc. 9.75% 4/15/12		2,020	2,212
Millicom International Cellular SA 10% 12/1/13 (f)		3,350	3,384
Nextel Communications, Inc.:
5.95% 3/15/14		1,730	1,592
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
6.875% 10/31/13		$ 2,370	$ 2,334
7.375% 8/1/15		18,715	18,809
Rogers Wireless, Inc.:
6.375% 3/1/14		3,660	3,358
9.625% 5/1/11		2,955	3,295
Rural Cellular Corp.:
8.25% 3/15/12 (f)		2,060	2,112
9.75% 1/15/10		1,100	998
9.875% 2/1/10		360	358
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)		3,080	2,834
Western Wireless Corp. 9.25% 7/15/13		5,125	5,253
			64,662
TOTAL TELECOMMUNICATION SERVICES			175,334
UTILITIES - 3.3%
Electric Utilities - 0.4%
CMS Energy Corp.:
7.5% 1/15/09		470	469
8.5% 4/15/11		840	861
9.875% 10/15/07		3,190	3,441
Illinois Power Co.:
7.5% 6/15/09		95	104
11.5% 12/15/10		3,455	4,086
Nevada Power Co. 10.875% 10/15/09		130	147
Sierra Pacific Power Co. 6.25% 4/15/12 (f)		920	863
			9,971
Gas Utilities - 1.9%
ANR Pipeline, Inc.:
7.375% 2/15/24		2,915	2,718
8.875% 3/15/10		570	620
9.625% 11/1/21		6,005	6,696
El Paso Energy Corp. 6.75% 5/15/09		2,690	2,445
Northwest Pipeline Corp.:
6.625% 12/1/07		305	316
8.125% 3/1/10		530	575
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.:
6.75% 10/1/07		$ 375	$ 356
7.625% 7/15/11		1,790	1,589
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	8,083
8% 3/1/32		7,365	6,877
8.875% 3/15/10		670	729
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,109
7.5% 4/1/17		4,395	4,230
7.625% 4/1/37		1,550	1,403
8.375% 6/15/32		1,570	1,531
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		1,410	1,417
6.25% 1/15/08		1,140	1,157
7% 8/15/11		300	310
8.875% 7/15/12		1,400	1,594
			43,755
Multi-Utilities & Unregulated Power - 1.0%
AES Corp.:
7.75% 3/1/14		2,770	2,659
8.75% 5/15/13 (f)		2,640	2,825
8.875% 2/15/11		878	912
9% 5/15/15 (f)		1,980	2,119
Calpine Corp. 8.75% 7/15/13 (f)		12,540	10,346
Enron Corp.:
6.4% 7/15/06 (c)		865	226
6.625% 11/15/05 (c)		3,510	917
6.725% 11/17/08 (c)		1,090	278
6.75% 8/1/09 (c)		880	230
6.875% 10/15/07 (c)		2,120	554
6.95% 7/15/28 (c)		1,920	490
7.125% 5/15/07 (c)		375	98
7.375% 5/15/19 (c)		2,200	567
7.875% 6/15/49 (c)		375	98
8.375% 5/23/05 (c)		3,980	1,025
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Enron Corp.: - continued
9.125% 4/1/49 (c)		$ 80	$ 21
9.875% 6/15/49 (c)		345	90
			23,455
TOTAL UTILITIES			77,181
TOTAL NONCONVERTIBLE BONDS			1,139,216
TOTAL CORPORATE BONDS (Cost $1,128,242)			1,141,985
U.S. Government and Government Agency Obligations - 19.7%

U.S. Government Agency Obligations - 6.2%
Fannie Mae:
3.25% 1/15/08		18,750	18,427
5.125% 1/2/14		10,000	9,732
6% 5/15/11		15,775	16,937
6.25% 2/1/11		80	86
Federal Home Loan Bank:
3% 8/15/05		45,000	45,291
5.8% 9/2/08		960	1,025
Freddie Mac:
1.5% 8/15/05		300	297
2.875% 12/15/06		1,820	1,802
3.625% 9/15/08		25,005	24,650
4.375% 2/4/10		4,900	4,842
4.5% 1/15/14		12,320	11,708
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		2,953	2,938
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	7,619
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			145,354
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		25,976	31,691
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		$ 79,781	$ 78,783
2% 1/15/14		7,121	7,079
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			117,553
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills, yield at date of purchase 1.03% to 1.24% 8/26/04 to 9/23/04		12,000	11,973
U.S. Treasury Bonds:
6.125% 8/15/29		11,000	12,100
9% 11/15/18		3,000	4,187
11.25% 2/15/15		3,870	5,970
U.S. Treasury Notes:
1.625% 2/28/06		25,500	25,126
2.5% 5/31/06		24,000	23,919
2.625% 5/15/08		4,289	4,154
3.25% 1/15/09		57,200	56,101
4.25% 8/15/13		2,000	1,952
4.25% 11/15/13		27,000	26,280
4.75% 5/15/14		5,170	5,224
5% 8/15/11		3,000	3,132
5.75% 8/15/10		18,000	19,626
TOTAL U.S. TREASURY OBLIGATIONS			199,744
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $469,605)			462,651
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.4%
4% 8/1/18 to 4/1/19		2,789	2,662
4% 7/1/19 (g)		12,793	12,182
5% 2/1/18 to 11/1/33		8,085	8,065
5.5% 10/1/16 to 3/1/18		8,070	8,278
6.5% 1/1/29 to 8/1/31		750	783
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,213)			31,970
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Private Sponsor - 0.0%
Holmes Financing PLC floater Series 8 Class 3C, 2.804% 7/15/40 (h)	EUR	500	$ 610
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30		$ 1,199	1,208
Series 2003-122 Class ZG, 5% 12/25/23		54	54
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		561	569
TOTAL U.S. GOVERNMENT AGENCY			1,831
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,510)			2,441
Foreign Government and Government Agency Obligations - 20.6%

Argentine Republic:
Brady par L-GP 6% 3/31/23 (c)		3,085	1,566
1.2138% 8/3/12 (c)(h)		2,495	1,663
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,250	1,031
par B 6.75% 3/21/21		250	206
value recovery A rights 1/2/21 (i)		1,250,000	0
value recovery B rights 1/2/21 (i)		1,250,000	0
Belgian Kingdom 5% 9/28/12	EUR	5,000	6,435
Bogota Distrito Capital:
9.5% 12/12/06 (f)		480	518
9.5% 12/12/06 (Reg. S)		4,289	4,632
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		36,502	33,605
new money bond L 7.6875% 4/15/09 (Reg.) (h)		424	382
new money bond L, 2.11% 4/15/09 (Bearer) (h)		1,268	1,144
par Z-L 6% 4/15/24		2,610	2,036
11% 8/17/40		8,225	7,752
11.25% 7/26/07		2,495	2,688
11.5% 3/12/08		2,495	2,666
12% 4/15/10		1,055	1,121
12.25% 3/6/30		3,035	3,156
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Brazilian Federative Republic: - continued
12.75% 1/15/20		$ 2,505	$ 2,680
Bulgarian Republic Brady discount A 1.9825% 7/28/24 (h)		2,310	2,310
Canadian Government:
4.5% 9/1/07	CAD	30,000	22,958
5.25% 6/1/12	CAD	5,300	4,093
5.5% 6/1/09	CAD	3,450	2,723
5.75% 6/1/29	CAD	17,000	13,433
Central Bank of Nigeria:
Brady 6.25% 11/15/20		1,750	1,488
promissory note 5.092% 1/5/10		2,254	2,057
warrants 11/15/20 (a)(i)		3,500	1
City of Kiev 8.75% 8/8/08		4,235	4,362
Colombian Republic:
9.75% 4/23/09		1,360	1,455
10.75% 1/15/13		3,560	3,805
11.75% 2/25/20		2,770	3,030
Dominican Republic:
Brady 2% 8/30/09 (h)		5,365	3,568
2.4381% 8/30/24 (h)		970	698
9.5% 9/27/06 (Reg. S)		605	424
Ecuador Republic:
12% 11/15/12 (Reg. S)		7,800	6,884
euro par 4.75% 2/28/25 (e)		575	327
Finnish Government 5.375% 7/4/13	EUR	2,500	3,301
French Government 3.75% 1/12/07	EUR	700	870
German Federal Republic:
3.75% 7/4/13	EUR	6,750	7,935
4.25% 1/4/14	EUR	2,700	3,285
5% 2/17/06	EUR	1,310	1,657
5% 1/4/12	EUR	19,500	25,201
5% 7/4/12	EUR	3,540	4,570
5.25% 1/4/11	EUR	10,200	13,389
Greek Government 3.5% 4/20/09	EUR	26,000	31,437
Italian Republic:
5.25% 11/1/29	EUR	6,500	8,144
5.75% 2/1/33	EUR	8,650	11,618
Ivory Coast Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	14,425	396
Japan Government:
0.8% 3/20/13	JPY	300,000	2,568
1.5% 3/20/14	JPY	1,600,000	14,360
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Japan Government: - continued
1.8% 3/22/10	JPY	50,000	$ 480
Lebanese Republic 10.125% 8/6/08		$ 1,560	1,720
Ontario Province 9% 9/15/04	CAD	1,650	1,254
Panamanian Republic:
9.625% 2/8/11		845	934
10.75% 5/15/20		2,195	2,469
Peruvian Republic:
3% 3/7/27 (e)		1,425	784
9.125% 2/21/12		3,955	4,054
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		5,030	4,829
8.375% 2/15/11		4,741	4,700
9.875% 1/15/19		4,100	4,080
Russian Federation:
5% 3/31/30 (e)(f)		1,587	1,450
5% 3/31/30 (Reg. S) (e)		34,113	31,171
8.25% 3/31/10 (Reg. S)		3,780	4,064
South African Republic:
8.5% 6/23/17		1,915	2,193
9.125% 5/19/09		2,260	2,624
Spanish Kingdom 4.8% 10/31/06	EUR	4,800	6,106
Turkish Republic:
0% 8/24/05	TRL	4,993,930,000	2,519
10.5% 1/13/08		3,775	4,068
11% 1/14/13		2,100	2,300
11.75% 6/15/10		5,661	6,354
12.375% 6/15/09		1,825	2,085
25% 11/16/05	TRL	4,538,188,000	2,931
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		1,890	1,800
Ukraine Government:
6.875% 3/4/11 (f)		360	340
7.65% 6/11/13 (Reg. S)		340	324
11% 3/15/07 (Reg. S)		1,030	1,117
United Kingdom, Great Britain & Northern Ireland:
4.5% 3/7/07	GBP	6,000	10,783
4.75% 9/7/15	GBP	650	1,148
6% 12/7/28	GBP	4,700	9,910
6.25% 11/25/10	GBP	11,040	21,358
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
United Kingdom, Great Britain & Northern Ireland: - continued
8% 6/7/21	GBP	1,870	$ 4,551
United Mexican States:
7.5% 4/8/33		$ 10,290	10,007
8.125% 12/30/19		8,070	8,667
8.375% 1/14/11		2,275	2,575
11.5% 5/15/26		7,310	10,260
Uruguay Republic:
7.25% 2/15/11		3,830	3,150
10.5% 10/20/06	UYU	83,300	3,074
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (h)		1,640	1,369
oil recovery rights 4/15/20 (i)		1,250	0
9.25% 9/15/27		1,470	1,242
10.75% 9/19/13		8,130	8,069
11% 3/5/08	EUR	1,450	1,861
13.625% 8/15/18		1,345	1,486
euro Brady:
par W-A 6.75% 3/31/20		4,580	4,076
par W-B 6.75% 3/31/20		6,485	5,772
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		3,184	2,062
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $473,088)			483,798
Supranational Obligations - 0.3%

European Investment Bank euro 0.875% 11/8/04 (Cost $6,788)	JPY	800,000	7,373
Common Stocks - 1.0%
	Shares
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.1%
Volume Services America Holdings, Inc. Income Deposit Security	244,160	3,303
Media - 0.6%
NTL, Inc. (a)	223,164	12,859
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	1,600	$ 56
TOTAL CONSUMER DISCRETIONARY		16,218
CONSUMER STAPLES - 0.3%
Personal Products - 0.3%
Revlon, Inc. Class A (a)	2,291,632	6,760
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a) (f)	98	0
TOTAL COMMON STOCKS (Cost $18,486)		22,978
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	2,105	2,147
Specialty Retail - 0.1%
General Nutrition Centers Holding Co. 12.00% (f)	1,740	1,879
TOTAL CONSUMER DISCRETIONARY		4,026
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	126	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,868)		4,027
Floating Rate Loans - 1.1%
		Principal Amount (000s) (j)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 5.5% 3/31/08 (h)		$ 3,000	2,873
Floating Rate Loans - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09		$ 1,393	$ 1,473
TOTAL CONSUMER DISCRETIONARY			4,346
FINANCIALS - 0.5%
Consumer Finance - 0.2%
Metris Companies, Inc. term loan 10.61% 5/6/07 (h)		3,950	3,999
Diversified Financial Services - 0.3%
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (h)		7,825	7,551
TOTAL FINANCIALS			11,550
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (h)		4,500	4,680
UTILITIES - 0.2%
Electric Utilities - 0.2%
Astoria Energy LLC term loan:
6.8518% 4/15/12 (h)		2,600	2,626
10.3363% 4/15/12 (h)		2,240	2,302
			4,928
TOTAL FLOATING RATE LOANS (Cost $24,064)			25,504
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Barclays Bank 2.0625% 3/28/13 (h)		334	279
- Credit Suisse First Boston:
1.8125% 1/25/06 (h)		360	332
2.0625% 3/28/13 (h)		2,217	1,852
- Deutsche Bank:
0.965% 3/28/13 (h)	JPY	122,040	886
2.0625% 3/21/05 (h)		710	685
Sovereign Loan Participations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Indonesian Republic loan participation: - continued
2.0625% 3/28/13 (h)		$ 1,537	$ 1,283
- Salomon Brothers 2.0625% 3/21/05 (h)		675	651
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,999)			5,968
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 1.16% (b) (Cost $132,808)	132,807,569	132,808
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.3%, dated 6/30/04 due 7/1/04) (Cost $8,044)	$ 8,044	8,044
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,305,715)		2,329,547
NET OTHER ASSETS - 0.7%		15,770
NET ASSETS - 100%		$ 2,345,317
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
TRL	-	Turkish lira
UYU	-	Uraguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $295,807,000 or 12.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents share amount.
(j) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	67.8%
Canada	3.3%
United Kingdom	3.2%
Mexico	3.0%
Brazil	2.7%
Germany	2.5%
Russia	2.3%
Greece	1.3%
Venezuela	1.1%
Others (individually less than 1%)	12.8%
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $31,472,000 or 1.3% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $1,375,738,000 and $1,136,178,000, respectively, of which long-term U.S. government and government agency obligations aggregated $435,345,000 and $349,695,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount) J	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,044) (cost $ 2,305,715) - See accompanying schedule		$ 2,329,547
Cash		551
Foreign currency held at value (cost $ 1,829)		1,829
Receivable for investments sold		16,059
Receivable for fund shares sold		3,176
Interest receivable		36,635
Prepaid expenses		4
Total assets		2,387,801

Liabilities
Payable for investments purchased Regular delivery	$ 24,598
Delayed delivery	12,089
Payable for fund shares redeemed	3,138
Distributions payable	1,164
Accrued management fee	1,118
Other affiliated payables	315
Other payables and accrued expenses	62
Total liabilities		42,484

Net Assets		$ 2,345,317
Net Assets consist of:
Paid in capital		$ 2,284,763
Undistributed net investment income		11,371
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,535
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,648
Net Assets, for 231,029 shares outstanding		$ 2,345,317
Net Asset Value, offering price and redemption price per share ($2,345,317 ÷ 231,029 shares)		$ 10.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 567
Interest		76,823
Total income		77,390

Expenses
Management fee	$ 7,159
Transfer agent fees	1,548
Accounting fees and expenses	420
Non-interested trustees' compensation	6
Custodian fees and expenses	108
Registration fees	192
Audit	28
Legal	3
Miscellaneous	14
Total expenses before reductions	9,478
Expense reductions	(3)	9,475
Net investment income (loss)		67,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	26,920
Foreign currency transactions	517
Swap agreements	195
Total net realized gain (loss)		27,632
Change in net unrealized appreciation (depreciation) on: Investment securities	(120,015)
Assets and liabilities in foreign currencies	(740)
Swap agreements	(45)
Total change in net unrealized appreciation (depreciation)		(120,800)
Net gain (loss)		(93,168)
Net increase (decrease) in net assets resulting from operations		$ (25,253)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,915	$ 89,223
Net realized gain (loss)	27,632	39,768
Change in net unrealized appreciation (depreciation)	(120,800)	123,499
Net increase (decrease) in net assets resulting from operations	(25,253)	252,490
Distributions to shareholders from net investment income	(62,893)	(93,344)
Distributions to shareholders from net realized gain	(2,428)	(6,568)
Total distributions	(65,321)	(99,912)
Share transactions Net proceeds from sales of shares	922,739	2,314,887
Reinvestment of distributions	57,882	89,366
Cost of shares redeemed	(885,146)	(998,042)
Net increase (decrease) in net assets resulting from share transactions	95,475	1,406,211
Total increase (decrease) in net assets	4,901	1,558,789

Net Assets
Beginning of period	2,340,416	781,627
End of period (including undistributed net investment income of $11,371 and undistributed net investment income of $6,349, respectively)	$ 2,345,317	$ 2,340,416
Other Information Shares
Sold	87,960	230,426
Issued in reinvestment of distributions	5,590	8,789
Redeemed	(85,389)	(99,476)
Net increase (decrease)	8,161	139,739

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 9.40	$ 9.15	$ 9.13	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.283	.566	.582	.626G	.729	.709
Net realized and unrealized gain (loss)	(.360)	1.142	.243	(.041)G	(.363)	(.125)
Total from investment operations	(.077)	1.708	.825	.585	.366	.584
Distributions from net investment income	(.263)	(.578)	(.575)	(.565)	(.676)	(.664)
Distributions from net realized gain	(.010)	(.030)	-	-	-	-
Total distributions	(.273)	(.608)	(.575)	(.565)	(.676)	(.664)
Net asset value, end of period	$ 10.15	$ 10.50	$ 9.40	$ 9.15	$ 9.13	$ 9.44
Total ReturnB,C	(.76)%	18.62%	9.38%	6.52%	4.07%	6.35%
Ratios to Average Net AssetsE
Expenses before expense reductions	.77%A	.80%	.84%	.94%	.99%	1.20%
Expenses net of voluntary waivers, if any	.77%A	.80%	.84%	.94%	.99%	1.10%
Expenses net of all reductions	.77%A	.80%	.84%	.94%	.99%	1.10%
Net investment income (loss)	5.49%A	5.64%	6.42%	6.83%G	7.94%	7.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,345	$ 2,340	$ 782	$ 164	$ 63	$ 41
Portfolio turnover rate	102%A	148%	117%F	178%	100%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Strategic Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 82,326
Unrealized depreciation	(54,557)
Net unrealized appreciation (depreciation)	$ 27,769
Cost for federal income tax purposes	$ 2,301,778

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,003 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

Managing Your Investments

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Semiannual Report

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Semiannual Report

Semiannual Report

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Semiannual Report

June 30, 2004

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	19.8	17.1
Russia	14.9	15.2
Mexico	12.0	11.3
Venezuela	7.9	6.5
Argentina	5.4	4.2

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	19.1	16.6
Russian Federation	11.3	11.2
United Mexican States	10.7	10.6
Venezuelan Republic	7.9	5.8
Turkish Republic	4.6	4.5
	53.6
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Corporate Bonds 15.1%	Corporate Bonds 13.0%
Government Obligations 81.4%	Government Obligations 70.0%
Other Investments 0.5%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 15.8%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.1%
		Principal Amount (c)	Value (Note 1)
Argentina - 1.1%
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		$ 2,390,000	$ 2,234,650
Telefonica de Argentina SA:
9.125% 11/7/10		2,255,000	2,164,800
11.875% 11/1/07		4,061,000	4,507,710
TOTAL ARGENTINA			8,907,160
Bahamas (Nassau) - 0.1%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (e)		900,000	884,250
Bermuda - 0.2%
APP China Group Ltd.:
14% 3/15/10 (b)(e)		3,855,000	501,150
14% 3/15/10 (Reg. S) (b)		6,570,000	854,100
TOTAL BERMUDA			1,355,250
Brazil - 0.7%
Braskem SA 11.75% 1/22/14 (e)		880,000	781,000
Compania Siderurgica Paulista 8.25% 1/30/09 (e)		885,000	854,025
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)		2,120,000	2,289,600
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)		2,195,000	2,019,400
TOTAL BRAZIL			5,944,025
Cayman Islands - 0.1%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		880,000	792,000
Germany - 0.1%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (e)		915,000	809,775
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/04 (b)(e)		4,420,000	176,800
0% 7/5/04 (Reg. S) (b)		1,335,000	53,400
MEI Euro Finance Ltd. 8.75% 5/22/10 (e)		2,170,000	1,942,150
TOTAL INDONESIA			2,172,350
Luxembourg - 0.6%
Millicom International Cellular SA 10% 12/1/13 (e)		4,420,000	4,464,200
Malaysia - 1.2%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		6,755,000	7,172,966
Nonconvertible Bonds - continued
		Principal Amount (c)	Value (Note 1)
Malaysia - continued
Petroliam Nasional BHD (Petronas): - continued
yankee 7.75% 8/15/15 (e)		$ 1,750,000	$ 1,990,625
Petronas Capital Ltd. 7% 5/22/12 (e)		875,000	954,015
TOTAL MALAYSIA			10,117,606
Mexico - 1.3%
America Movil SA de CV:
4.125% 3/1/09 (e)		870,000	817,129
5.5% 3/1/14 (e)		940,000	865,917
Banco Nacional de Comerico Exterior SNC 3.875% 1/21/09 (e)		890,000	832,150
Gruma SA de CV yankee 7.625% 10/15/07		1,020,000	1,106,700
Grupo Televisa SA de CV 8% 9/13/11		885,000	960,225
Innova S. de R.L. 9.375% 9/19/13		915,000	960,750
Pemex Project Funding Master Trust 9.125% 10/13/10		3,630,000	4,174,500
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)		910,000	928,200
TOTAL MEXICO			10,645,571
Netherlands - 0.3%
Hurricane Finance BV:
9.625% 2/12/10 (e)		1,770,000	1,845,225
9.625% 2/12/10 (Reg. S)		50,000	52,125
Sun Sage BV 8.25% 3/26/09 (e)		905,000	877,850
TOTAL NETHERLANDS			2,775,200
Russia - 3.6%
Mobile Telesystems Finance SA:
9.75% 1/30/08 (e)		13,550,000	14,024,250
9.75% 1/30/08 (Reg. S)		300,000	310,500
OAO Gazprom 10.5% 10/21/09		13,440,000	15,220,800
TOTAL RUSSIA			29,555,550
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		2,195,000	2,417,244
Ukraine - 0.7%
Kyivstar GSM:
12.75% 11/21/05 (e)		3,025,000	3,276,075
12.75% 11/21/05 (Reg. S)		2,375,000	2,572,125
TOTAL UKRAINE			5,848,200
Nonconvertible Bonds - continued
		Principal Amount (c)	Value (Note 1)
United States of America - 4.5%
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		$ 3,815,000	$ 4,234,650
Pemex Project Funding Master Trust:
2.94% 10/15/09 (e)(f)		14,785,000	15,354,223
6.125% 8/15/08		2,725,000	2,786,313
7.375% 12/15/14		9,405,000	9,593,100
8.625% 2/1/22		4,670,000	4,868,475
TOTAL UNITED STATES OF AMERICA			36,836,761
TOTAL NONCONVERTIBLE BONDS (Cost $129,638,104)			123,525,142
Government Obligations - 81.4%

Argentina - 4.3%
Argentine Republic:
BOCON:
4/1/07 February 2002 coupon (b)(h)		2,200,000	741
4/1/07 January 2002 coupon (b)(h)		2,200,000	741
4/1/07 March 2002 coupon (b)(h)		2,200,000	741
2% 4/1/07 (b)(f)		1,547,511	330,000
Brady:
par L-GP 6% 3/31/23 (b)		13,010,000	6,602,575
2% 3/29/05 (b)(f)		6,921,600	1,868,832
1.2138% 8/3/12 (b)(f)		6,795,000	4,529,853
9.75% 9/19/27 (b)		15,286,000	4,165,435
11.375% 3/15/10 (b)		7,494,000	2,210,730
11.375% 1/30/17 (b)		10,806,000	3,187,770
11.75% 4/7/09 (b)		7,916,000	2,374,800
11.75% 6/15/15 (b)		8,598,000	2,536,410
12.25% 6/19/18 (b)		6,818,532	1,823,957
12.375% 2/21/12 (b)		4,745,000	1,423,500
15.5% 12/19/08 (b)		12,741,000	3,503,775
82.329% 4/10/05 (b)(f)		1,180,000	377,600
TOTAL ARGENTINA			34,937,460
Brazil - 19.1%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		72,359,909	66,616,330
debt conversion bond 2.125% 4/15/12 (f)		12,489,412	10,491,106
Government Obligations - continued
		Principal Amount (c)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
7.3094% 6/29/09 (f)		$ 4,355,000	$ 4,370,243
8.875% 4/15/24		12,735,000	10,410,863
9.25% 10/22/10		4,260,000	4,047,000
10% 1/16/07		2,260,000	2,384,300
10% 8/7/11		4,265,000	4,147,713
10.25% 6/17/13		4,870,000	4,723,900
11% 1/11/12		4,645,000	4,679,838
11% 8/17/40		17,185,000	16,196,863
11.25% 7/26/07		8,365,000	9,013,288
11.5% 3/12/08		4,290,000	4,583,865
12% 4/15/10		4,295,000	4,563,438
14.5% 10/15/09		8,605,000	10,046,338
TOTAL BRAZIL			156,275,085
Bulgaria - 1.0%
Bulgarian Republic Brady discount A 1.9825% 7/28/24 (f)		8,455,000	8,455,000
Chile - 0.5%
Chilean Republic 1.57% 1/28/08 (f)		4,380,000	4,419,420
Colombia - 3.3%
Colombian Republic:
8.125% 5/21/24		1,525,000	1,239,063
8.625% 4/1/08		1,770,000	1,889,475
9.75% 4/23/09		5,380,000	5,756,600
10% 1/23/12		5,205,000	5,387,175
10.5% 7/9/10		5,400,000	5,825,250
10.75% 1/15/13		2,960,000	3,163,500
11.75% 2/25/20		3,330,000	3,642,188
TOTAL COLOMBIA			26,903,251
Croatia - 0.3%
Croatian Republic 2% 7/30/10 (f)		2,112,500	2,112,500
Dominican Republic - 0.3%
Dominican Republic:
9.04% 1/23/13 (e)		1,990,000	1,203,950
9.5% 9/27/06 (Reg. S)		1,695,000	1,186,500
TOTAL DOMINICAN REPUBLIC			2,390,450
Government Obligations - continued
		Principal Amount (c)	Value (Note 1)
Ecuador - 1.2%
Ecuador Republic:
7% 8/15/30 (d)(e)		$ 2,484,000	$ 1,701,540
7% 8/15/30 (Reg. S) (d)		6,060,000	4,151,100
12% 11/15/12 (e)		124,000	109,430
12% 11/15/12 (Reg. S)		4,065,000	3,587,363
TOTAL ECUADOR			9,549,433
El Salvador - 0.8%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		2,690,000	2,804,325
8.25% 4/10/32 (Reg. S)		1,825,000	1,703,638
8.5% 7/25/11 (Reg. S)		1,805,000	1,953,913
TOTAL EL SALVADOR			6,461,876
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (b)(f)		3,880,750	611,218
FLIRB 2% 3/29/18 (Reg. S) (b)(f)		8,730,000	1,309,500
TOTAL IVORY COAST			1,920,718
Jamaica - 0.4%
Jamaican Government 11.75% 5/15/11 (Reg. S)		2,630,000	2,952,175
Lebanon - 2.3%
Lebanese Republic:
7.875% 5/20/11 (e)		4,425,000	4,458,188
10.25% 10/6/09 (Reg. S)		5,325,000	5,937,375
11.625% 5/11/16 (Reg. S)		7,155,000	8,174,588
TOTAL LEBANON			18,570,151
Mexico - 10.7%
United Mexican States:
4.625% 10/8/08		6,815,000	6,719,590
6.375% 1/16/13		9,925,000	9,905,150
6.625% 3/3/15		3,465,000	3,444,210
7.5% 4/8/33		28,435,000	27,653,038
8.125% 12/30/19		11,355,000	12,195,270
8.625% 3/12/08		4,380,000	4,942,830
11.375% 9/15/16		12,120,000	16,968,000
11.5% 5/15/26		4,425,000	6,210,488
TOTAL MEXICO			88,038,576
Government Obligations - continued
		Principal Amount (c)	Value (Note 1)
Nigeria - 1.5%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		$ 13,567,197	$ 12,381,592
warrants 11/15/20 (a)(g)		4,250	1,488
TOTAL NIGERIA			12,383,080
Pakistan - 0.2%
Pakistani Republic 6.75% 2/19/09		1,780,000	1,753,300
Panama - 2.1%
Panamanian Republic:
8.875% 9/30/27		4,875,000	4,801,875
9.375% 1/16/23		4,580,000	4,671,600
9.625% 2/8/11		6,740,000	7,447,700
TOTAL PANAMA			16,921,175
Peru - 1.7%
Peruvian Republic:
9.125% 2/21/12		6,440,000	6,601,000
euro Brady past due interest 5% 3/7/17 (f)		8,813,350	7,579,481
TOTAL PERU			14,180,481
Philippines - 4.4%
Philippine Republic:
8.375% 3/12/09		4,295,000	4,456,063
8.375% 2/15/11		18,054,000	17,896,028
8.875% 4/15/08		3,445,000	3,737,825
8.875% 3/17/15		2,270,000	2,190,550
9% 2/15/13		3,550,000	3,514,500
9.375% 1/18/17		2,165,000	2,192,063
9.875% 3/16/10		2,105,000	2,273,400
TOTAL PHILIPPINES			36,260,429
Russia - 11.3%
Russian Federation:
5% 3/31/30 (d)(e)		17,592,500	16,075,147
5% 3/31/30 (Reg. S) (d)		34,735,000	31,739,106
8.25% 3/31/10 (Reg. S)		14,850,000	15,963,750
11% 7/24/18 (Reg. S)		12,327,000	15,532,020
12.75% 6/24/28 (Reg. S)		8,872,000	12,886,580
TOTAL RUSSIA			92,196,603
Government Obligations - continued
		Principal Amount (c)	Value (Note 1)
South Africa - 1.7%
South African Republic:
6.5% 6/2/14		$ 3,950,000	$ 3,950,000
9.125% 5/19/09		3,500,000	4,064,375
12% 2/28/06	ZAR	36,170,000	6,119,946
TOTAL SOUTH AFRICA			14,134,321
Turkey - 4.6%
Turkish Republic:
9.875% 3/19/08		6,105,000	6,456,038
10.5% 1/13/08		1,750,000	1,885,625
11% 1/14/13		7,320,000	8,015,400
11.75% 6/15/10		3,625,000	4,069,063
12.375% 6/15/09		15,255,000	17,428,838
TOTAL TURKEY			37,854,964
Ukraine - 0.8%
City of Kiev 8.75% 8/8/08		1,315,000	1,354,450
Ukraine Cabinet of Ministers 7.65% 6/11/13 (e)		3,100,000	2,952,750
Ukraine Government:
6.875% 3/4/11 (e)		1,990,000	1,881,545
7.65% 6/11/13 (Reg. S)		350,000	333,375
TOTAL UKRAINE			6,522,120
Uruguay - 0.8%
Uruguay Republic:
7.25% 2/15/11		1,940,000	1,595,650
7.5% 3/15/15		3,880,000	2,880,900
7.875% 1/15/33 pay-in-kind		3,544,313	2,281,651
TOTAL URUGUAY			6,758,201
Venezuela - 7.9%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		14,625	0
2.15% 4/20/11 (f)		4,380,000	3,372,600
5.375% 8/7/10		31,370,000	24,782,300
7% 12/1/18 (Reg. S)		2,440,000	1,777,540
9.25% 9/15/27		18,440,000	15,581,800
10.75% 9/19/13		6,140,000	6,093,950
Government Obligations - continued
		Principal Amount (c)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
13.625% 8/15/18		$ 3,735,000	$ 4,127,175
euro Brady debt conversion bond 2.75% 12/18/07 (f)		9,416,290	8,945,476
TOTAL VENEZUELA			64,680,841
TOTAL GOVERNMENT OBLIGATIONS (Cost $682,178,161)			666,631,610
Sovereign Loan Participations - 0.5%

Morocco - 0.5%
Moroccan Kingdom loan participation - JP Morgan 2.0138% 1/2/09 (f) (Cost $4,403,761)		4,480,000	4,390,400
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $816,220,026)	794,547,152
NET OTHER ASSETS - 3.0%	24,509,495
NET ASSETS - 100%	$ 819,056,647
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ZAR	-	South African rand
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $84,734,359 or 10.3% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
(h) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.7%
BBB	31.0%
BB	17.1%
B	32.2%
CCC,CC,C	12.8%
D	0.2%
Not Rated	3.0%
Equities	0.0%
Short-Term Investments and Net Other Assets	3.0%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,390,400 or 0.5% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $1,094,736,945 and $967,074,939 respectively, of which long-term U.S. government and government agency obligations aggregated $22,648,011 and $22,541,463, respectively.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $11,095,000. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $816,220,026) - See accompanying schedule		$ 794,547,152
Receivable for investments sold		14,033,405
Receivable for fund shares sold		1,162,796
Interest receivable		16,650,983
Prepaid expenses		1,928
Other affiliated receivables		7,905
Total assets		826,404,169

Liabilities
Payable to custodian bank	$ 495,725
Payable for investments purchased	4,313,931
Payable for fund shares redeemed	1,456,790
Distributions payable	389,116
Accrued management fee	462,601
Other affiliated payables	157,273
Other payables and accrued expenses	72,086
Total liabilities		7,347,522

Net Assets		$ 819,056,647
Net Assets consist of:
Paid in capital		$ 831,646,785
Undistributed net investment income		4,350,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,738,022
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(21,678,604)
Net Assets, for 63,197,131 shares outstanding		$ 819,056,647
Net Asset Value, offering price and redemption price per share ($819,056,647 ÷ 63,197,131 shares)		$ 12.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 32,067,968

Expenses
Management fee	$ 3,042,184
Transfer agent fees	772,469
Accounting fees and expenses	205,142
Non-interested trustees' compensation	2,209
Custodian fees and expenses	87,319
Registration fees	63,104
Audit	42,645
Legal	21,095
Interest	345
Miscellaneous	4,819
Total expenses before reductions	4,241,331
Expense reductions	(4,338)	4,236,993
Net investment income (loss)		27,830,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,890,875
Foreign currency transactions	57,057
Total net realized gain (loss)		5,947,932
Change in net unrealized appreciation (depreciation) on: Investment securities	(65,266,143)
Assets and liabilities in foreign currencies	1,234
Total change in net unrealized appreciation (depreciation)		(65,264,909)
Net gain (loss)		(59,316,977)
Net increase (decrease) in net assets resulting from operations		$ (31,486,002)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,830,975	$ 50,459,214
Net realized gain (loss)	5,947,932	112,330,883
Change in net unrealized appreciation (depreciation)	(65,264,909)	15,812,555
Net increase (decrease) in net assets resulting from operations	(31,486,002)	178,602,652
Distributions to shareholders from net investment income	(26,680,307)	(44,250,045)
Distributions to shareholders from net realized gain	(9,323,723)	(3,056,683)
Total distributions	(36,004,030)	(47,306,728)
Share transactions Net proceeds from sales of shares	276,332,386	738,974,438
Reinvestment of distributions	32,598,350	42,673,879
Cost of shares redeemed	(293,114,981)	(469,069,040)
Net increase (decrease) in net assets resulting from share transactions	15,815,755	312,579,277
Redemption fees	403,780	1,277,346
Total increase (decrease) in net assets	(51,270,497)	445,152,547

Net Assets
Beginning of period	870,327,144	425,174,597
End of period (including undistributed net investment income of $4,350,444 and undistributed net investment income of $14,280,671, respectively)	$ 819,056,647	$ 870,327,144
Other Information Shares
Sold	20,054,591	58,220,311
Issued in reinvestment of distributions	2,419,886	3,297,831
Redeemed	(21,909,454)	(36,442,660)
Net increase (decrease)	565,023	25,075,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.90	$ 11.32	$ 10.91	$ 11.39	$ 11.13	$ 8.99
Income from Investment Operations
Net investment income (loss)D	.418	.899	.868 G	1.242 F,G	1.092	.975
Net realized and unrealized gain (loss)	(.823)	2.503	.435G	(.527) F,G	.452	2.162
Total from investment operations	(.405)	3.402	1.303	.715	1.544	3.137
Distributions from net investment income	(.401)	(.795)	(.909)	(1.207)	(1.080)	(1.010)
Distributions in excess of net investment income	-	-	-	-	(.216)	-
Distributions from net realized gain	(.140)	(.050)	-	-	-	-
Total distributions	(.541)	(.845)	(.909)	(1.207)	(1.296)	(1.010)
Redemption fees added to paid in capitalD	.006	.023	.016	.012	.012	.013
Net asset value, end of period	$ 12.96	$ 13.90	$ 11.32	$ 10.91	$ 11.39	$ 11.13
Total ReturnB,C	(2.95)%	31.11%	12.62%	6.65%	14.38%	36.69%
Ratios to Average Net AssetsE
Expenses before expense reductions	.95%A	.97%	1.00%	1.00%	1.00%	1.07%
Expenses net of voluntary waivers, if any	.95%A	.97%	1.00%	1.00%	1.00%	1.07%
Expenses net of all reductions	.95%A	.97%	1.00%	.99%	.99%	1.07%
Net investment income (loss)	6.22%A	7.00%	7.90%G	11.04%F,G	9.41%	9.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 819,057	$ 870,327	$ 425,175	$ 298,287	$ 266,329	$ 219,355
Portfolio turnover rate	237%A	270%	219%	259%	278%	273%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.064 and $.064 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.48% and 11.61% to 7.90% and 11.04%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity New Markets Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,194,032	|
Unrealized depreciation	(36,701,045)
Net unrealized appreciation (depreciation)	$ (19,507,013)
Cost for federal income tax purposes	$ 814,054,165

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $216,811 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $251 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3,046 and $1,041, respectively.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Stragetic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NMI-USAN-0804
1.787782.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 17, 2004